UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

September 30, 2009

1.808778.105

VIPEI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.7%
Gentex Corp.	244,936	$ 3,465,844
Johnson Controls, Inc.	1,769,783	45,235,653
Magna International, Inc. Class A (sub. vtg.)	95,600	4,074,944
Michelin CGDE Series B	84,413	6,621,990
The Goodyear Tire & Rubber Co. (a)	2,247,200	38,269,816
		97,668,247
Automobiles - 0.8%
Daimler AG (Reg.)	101,271	5,094,808
Fiat SpA (a)	954,377	12,275,585
Ford Motor Co. (a)	446,691	3,220,642
Harley-Davidson, Inc. (d)	1,181,050	27,164,150
Winnebago Industries, Inc.	144,011	2,118,402
		49,873,587
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,921,586	35,318,751
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp. unit	112,000	32,381,440
Starbucks Corp. (a)	1,335,700	27,582,205
		59,963,645
Household Durables - 2.1%
Black & Decker Corp.	327,151	15,143,820
KB Home	178,100	2,958,241
Lennar Corp. Class A	435,466	6,205,391
Newell Rubbermaid, Inc.	1,884,720	29,571,257
Pulte Homes, Inc.	1,665,768	18,306,790
The Stanley Works	278,036	11,869,357
Toll Brothers, Inc. (a)	52,787	1,031,458
Whirlpool Corp.	582,934	40,782,063
		125,868,377
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	1,026,465	11,260,321
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,013,757	12,144,809
Media - 2.8%
Belo Corp. Series A	952,224	5,151,532
CC Media Holdings, Inc. Class A (a)	693,958	1,006,239
Comcast Corp. Class A	2,199,536	37,150,163
Informa PLC	1,922,891	9,681,679
Interpublic Group of Companies, Inc. (a)	1,137,000	8,550,240
The Walt Disney Co.	1,392,700	38,243,542
Time Warner, Inc.	1,531,983	44,090,471
Viacom, Inc. Class B (non-vtg.) (a)	321,000	9,000,840
Virgin Media, Inc.	906,431	12,617,520
		165,492,226
Multiline Retail - 1.9%
Kohl's Corp. (a)	832,253	47,480,034
Macy's, Inc.	844,900	15,453,221

	Shares	Value
Target Corp.	974,500	$ 45,489,660
Tuesday Morning Corp. (a)	445,123	1,851,712
		110,274,627
Specialty Retail - 2.7%
Home Depot, Inc.	2,298,200	61,224,048
Lowe's Companies, Inc.	1,099,478	23,023,069
OfficeMax, Inc.	415,000	5,220,700
RadioShack Corp.	368,100	6,099,417
Staples, Inc.	1,778,245	41,290,849
Tiffany & Co., Inc.	518,145	19,964,127
		156,822,210
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc. (d)	233,915	1,153,201
TOTAL CONSUMER DISCRETIONARY		825,840,001
CONSUMER STAPLES - 5.4%
Beverages - 1.1%
Carlsberg AS Series B	367,271	26,604,685
The Coca-Cola Co.	739,565	39,714,641
		66,319,326
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	606,005	21,658,619
Kroger Co.	321,100	6,627,504
Wal-Mart Stores, Inc.	206,763	10,149,996
Walgreen Co.	370,849	13,895,712
Winn-Dixie Stores, Inc. (a)	587,020	7,701,702
		60,033,533
Food Products - 1.0%
Marine Harvest ASA (a)(d)	15,779,000	11,453,932
Nestle SA (Reg.)	701,698	29,900,114
Tyson Foods, Inc. Class A	1,240,027	15,661,541
		57,015,587
Household Products - 1.1%
Kimberly-Clark Corp.	469,400	27,685,212
Procter & Gamble Co.	639,842	37,059,649
		64,744,861
Personal Products - 0.4%
Avon Products, Inc.	676,408	22,970,816
Tobacco - 0.8%
Philip Morris International, Inc.	987,405	48,126,120
TOTAL CONSUMER STAPLES		319,210,243
ENERGY - 14.5%
Energy Equipment & Services - 2.7%
BJ Services Co.	672,624	13,069,084
Halliburton Co.	799,295	21,676,880
Nabors Industries Ltd. (a)	947,513	19,803,022
Noble Corp.	1,282,468	48,682,485
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	410,300	$ 12,489,532
Schlumberger Ltd.	759,857	45,287,477
		161,008,480
Oil, Gas & Consumable Fuels - 11.8%
Anadarko Petroleum Corp.	252,700	15,851,871
Apache Corp.	374,980	34,434,413
Chevron Corp.	2,212,829	155,849,546
ConocoPhillips	1,931,610	87,231,508
CONSOL Energy, Inc.	226,690	10,225,986
Devon Energy Corp.	217,200	14,624,076
EOG Resources, Inc.	456,200	38,097,262
Exxon Mobil Corp.	2,210,130	151,637,019
Marathon Oil Corp.	744,100	23,736,790
Occidental Petroleum Corp.	676,809	53,061,826
Peabody Energy Corp.	222,361	8,276,276
Reliance Industries Ltd. (a)	231,291	10,667,683
Royal Dutch Shell PLC:
Class A sponsored ADR	1,299,500	74,318,405
Class B ADR	232,200	12,949,794
		690,962,455
TOTAL ENERGY		851,970,935
FINANCIALS - 26.0%
Capital Markets - 5.4%
Bank of New York Mellon Corp.	1,479,782	42,898,880
Credit Suisse Group sponsored ADR	510,500	28,409,325
Goldman Sachs Group, Inc.	509,694	93,962,089
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	601,500	5,624,025
Legg Mason, Inc.	482,149	14,961,083
Morgan Stanley	2,477,777	76,513,754
State Street Corp.	476,680	25,073,368
UBS AG:
(For. Reg.) (a)	657,300	12,050,958
(NY Shares) (a)	1,106,200	20,254,522
		319,748,004
Commercial Banks - 7.3%
Associated Banc-Corp.	1,137,055	12,985,168
Comerica, Inc.	590,700	17,526,069
Huntington Bancshares, Inc.	1,630,500	7,679,655
KeyCorp	3,193,400	20,757,100
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,542,625	18,917,618
PNC Financial Services Group, Inc.	1,967,930	95,621,719
Standard Chartered PLC (United Kingdom)	567,497	13,987,285
Sterling Financial Corp., Washington (d)	732,527	1,465,054
SunTrust Banks, Inc.	418,400	9,434,920

	Shares	Value
U.S. Bancorp, Delaware	1,660,138	$ 36,290,617
Wells Fargo & Co.	6,852,409	193,100,886
		427,766,091
Consumer Finance - 1.5%
American Express Co.	202,400	6,861,360
Capital One Financial Corp.	872,799	31,185,108
Discover Financial Services	2,519,369	40,889,359
Promise Co. Ltd. (d)	332,700	1,808,415
SLM Corp. (a)	904,032	7,883,159
		88,627,401
Diversified Financial Services - 7.8%
Bank of America Corp.	10,942,679	185,150,129
Citigroup, Inc.	6,845,404	33,131,755
CME Group, Inc.	16,146	4,976,036
JPMorgan Chase & Co.	5,381,512	235,817,848
		459,075,768
Insurance - 2.8%
ACE Ltd.	630,260	33,693,700
Hartford Financial Services Group, Inc.	583,700	15,468,050
Lincoln National Corp.	337,500	8,744,625
MBIA, Inc. (a)	414,697	3,218,049
MetLife, Inc.	497,173	18,927,376
Montpelier Re Holdings Ltd.	1,088,000	17,756,160
PartnerRe Ltd.	332,524	25,584,397
The First American Corp.	67,500	2,184,975
The Travelers Companies, Inc.	712,396	35,071,255
XL Capital Ltd. Class A	177,202	3,093,947
		163,742,534
Real Estate Investment Trusts - 0.6%
Developers Diversified Realty Corp.	457,115	4,223,743
HCP, Inc.	575,400	16,536,996
Segro PLC	675,588	3,968,485
Senior Housing Properties Trust (SBI)	492,956	9,420,389
		34,149,613
Real Estate Management & Development - 0.4%
Allgreen Properties Ltd.	675,000	541,361
CB Richard Ellis Group, Inc. Class A (a)	2,107,041	24,736,661
Indiabulls Real Estate Ltd.	329,629	1,876,886
		27,154,908
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (d)	876,220	10,006,432
Washington Mutual, Inc. (a)	574,300	140,704
		10,147,136
TOTAL FINANCIALS		1,530,411,455
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	567,622	$ 34,187,873
Biogen Idec, Inc. (a)	101,200	5,112,624
		39,300,497
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	304,200	17,342,442
Boston Scientific Corp. (a)	2,033,862	21,538,599
Covidien PLC	528,536	22,864,467
		61,745,508
Health Care Providers & Services - 0.4%
CIGNA Corp.	67,600	1,898,884
Fresenius Medical Care AG & Co. KGaA	166,400	8,286,071
UnitedHealth Group, Inc.	557,100	13,949,784
		24,134,739
Pharmaceuticals - 6.3%
Abbott Laboratories	332,300	16,438,881
Bristol-Myers Squibb Co.	740,500	16,676,060
Johnson & Johnson	981,429	59,759,212
Merck & Co., Inc.	1,655,000	52,347,650
Pfizer, Inc.	5,685,700	94,098,335
Sanofi-Aventis	50,649	3,735,006
Schering-Plough Corp.	1,355,236	38,285,417
Wyeth	1,864,000	90,553,120
		371,893,681
TOTAL HEALTH CARE		497,074,425
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	168,700	10,898,020
Honeywell International, Inc.	1,363,525	50,654,954
Spirit AeroSystems Holdings, Inc. Class A (a)	769,882	13,904,069
The Boeing Co.	504,084	27,296,149
United Technologies Corp.	783,540	47,741,092
		150,494,284
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	60,951	2,100,371
Masco Corp.	1,269,200	16,398,064
		18,498,435
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	202,739	5,386,775
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	422,100	15,858,297
Schneider Electric SA	84,278	8,541,420
		24,399,717
Industrial Conglomerates - 3.2%
General Electric Co.	4,260,077	69,950,464

	Shares	Value
Koninklijke Philips Electronics NV (NY Shares)	236,392	$ 5,758,509
Rheinmetall AG	352,933	20,895,440
Siemens AG sponsored ADR	521,800	48,506,528
Textron, Inc.	1,116,800	21,196,864
Tyco International Ltd.	601,736	20,747,857
		187,055,662
Machinery - 1.8%
Briggs & Stratton Corp.	1,046,088	20,304,568
Caterpillar, Inc.	101,800	5,225,394
Cummins, Inc.	417,900	18,726,099
Eaton Corp.	384,500	21,758,855
Ingersoll-Rand Co. Ltd.	582,088	17,852,639
Kennametal, Inc.	565,491	13,916,734
Vallourec SA	59,100	10,014,503
		107,798,792
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	89,300	7,128,819
CSX Corp.	185,700	7,773,402
Union Pacific Corp.	266,500	15,550,275
		30,452,496
TOTAL INDUSTRIALS		524,086,161
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	2,158,480	50,810,619
Motorola, Inc.	2,139,412	18,377,549
		69,188,168
Computers & Peripherals - 1.4%
Dell, Inc. (a)	500,700	7,640,682
Hewlett-Packard Co.	1,149,965	54,289,848
International Business Machines Corp.	186,500	22,307,265
		84,237,795
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	833,400	23,460,210
Avnet, Inc. (a)	1,038,554	26,971,247
Tyco Electronics Ltd.	1,197,936	26,690,014
		77,121,471
IT Services - 0.1%
MoneyGram International, Inc. (a)	721,800	2,266,452
Office Electronics - 0.2%
Xerox Corp.	1,157,235	8,956,999
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	570,900	15,745,422
Applied Materials, Inc.	2,099,600	28,134,640
Atmel Corp. (a)	201,300	843,447
Intel Corp.	3,435,500	67,232,735
Micron Technology, Inc. (a)	1,507,800	12,363,960
National Semiconductor Corp.	1,714,847	24,470,867
Novellus Systems, Inc. (a)	721,139	15,129,496
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	1,659,200	$ 15,347,600
Varian Semiconductor Equipment Associates, Inc. (a)	296,000	9,720,640
		188,988,807
Software - 0.9%
Microsoft Corp.	1,437,660	37,221,017
Oracle Corp.	843,108	17,570,371
		54,791,388
TOTAL INFORMATION TECHNOLOGY		485,551,080
MATERIALS - 1.5%
Chemicals - 0.8%
Celanese Corp. Class A	409,200	10,230,000
Dow Chemical Co.	432,700	11,280,489
E.I. du Pont de Nemours & Co.	786,800	25,287,752
H.B. Fuller Co.	52,583	1,098,985
		47,897,226
Construction Materials - 0.1%
HeidelbergCement AG	79,010	5,114,822
Metals & Mining - 0.6%
Alcoa, Inc.	1,241,171	16,284,164
Freeport-McMoRan Copper & Gold, Inc.	50,600	3,471,666
Nucor Corp.	325,400	15,297,054
Tata Steel Ltd.	84,397	900,724
		35,953,608
TOTAL MATERIALS		88,965,656
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.2%
AT&T, Inc.	6,934,569	187,302,709
Qwest Communications International, Inc. (d)	7,659,000	29,180,790
Verizon Communications, Inc.	2,892,002	87,540,901
		304,024,400
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	4,311,978	17,032,313
Vodafone Group PLC sponsored ADR	879,087	19,779,458
		36,811,771
TOTAL TELECOMMUNICATION SERVICES		340,836,171
UTILITIES - 3.6%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	1,674,009	44,394,719

	Shares	Value
American Electric Power Co., Inc.	404,691	$ 12,541,374
Entergy Corp.	383,159	30,599,078
Exelon Corp.	764,500	37,934,490
FirstEnergy Corp.	253,100	11,571,732
		137,041,393
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	2,329,758	34,527,014
Constellation Energy Group, Inc.	388,406	12,572,702
		47,099,716
Multi-Utilities - 0.5%
Wisconsin Energy Corp.	634,600	28,664,882
TOTAL UTILITIES		212,805,991
TOTAL COMMON STOCKS (Cost $5,636,048,903)		5,676,752,118
Preferred Stocks - 1.3%

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp. Series C, 6.25%	471,200	1,682,184
FINANCIALS - 0.3%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	9,000	7,749,000
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	25,300	2,089,021
XL Capital Ltd. 10.75%	346,400	9,577,960
		11,666,981
TOTAL FINANCIALS		19,415,981
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	93,000	22,611,090
MATERIALS - 0.5%
Chemicals - 0.1%
Celanese Corp. 4.25%	111,200	3,590,648
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	232,700	23,771,934
TOTAL MATERIALS		27,362,582
TOTAL CONVERTIBLE PREFERRED STOCKS		71,071,837
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	258,270	$ 3,493,930
TOTAL PREFERRED STOCKS (Cost $83,395,107)		74,565,767
Corporate Bonds - 2.0%
	Principal Amount
Convertible Bonds - 1.9%
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	$ 1,270,000	2,299,208
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (e)	2,030,000	2,031,218
Media - 0.7%
Liberty Media Corp.:
3.5% 1/15/31	256,296	176,217
4% 11/15/29 (e)	4,750,000	2,375,000
3.5% 1/15/31 (e)	9,378,184	6,447,989
News America, Inc. liquid yield option note:
0% 2/28/21 (e)	22,670,000	14,700,362
0% 2/28/21	3,490,000	2,263,091
Virgin Media, Inc. 6.5% 11/15/16 (e)	15,354,000	16,141,660
		42,104,319
TOTAL CONSUMER DISCRETIONARY		46,434,745
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(e)	10,438,000	6,928,223
INDUSTRIALS - 0.2%
Airlines - 0.1%
AMR Corp. 6.25% 10/15/14	1,930,000	2,034,606
UAL Corp.:
4.5% 6/30/21 (e)	8,490,000	6,250,338
4.5% 6/30/21	280,000	206,136
		8,491,080
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,920,000	3,142,752
TOTAL INDUSTRIALS		11,633,832

	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	$ 13,250,000	$ 9,904,375
6% 5/1/15	5,870,000	4,387,825
Intel Corp. 3.25% 8/1/39 (e)	8,440,000	8,999,994
Micron Technology, Inc. 1.875% 6/1/14	5,570,000	4,685,985
		27,978,179
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	3,240,000	7,119,900
ArcelorMittal SA 5% 5/15/14	2,670,000	3,853,611
United States Steel Corp. 4% 5/15/14	4,470,000	7,084,950
		18,058,461
TOTAL CONVERTIBLE BONDS		111,033,440
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	7,088,550
TOTAL CORPORATE BONDS (Cost $122,743,776)		118,121,990
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.25% (f)	9,952,992	9,952,992
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(f)	60,708,848	60,708,848
TOTAL MONEY MARKET FUNDS (Cost $70,661,840)		70,661,840
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $5,912,849,626)	5,940,101,715
NET OTHER ASSETS - (0.9)%	(55,438,098)
NET ASSETS - 100%	$ 5,884,663,617
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,403,184 or 1.3% of net assets.

(f) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,568
Fidelity Securities Lending Cash Central Fund	1,933,928
Total	$ 2,024,496
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 827,522,185	$ 788,363,753	$ 39,158,432	$ -
Consumer Staples	319,210,243	319,210,243	-	-
Energy	851,970,935	851,970,935	-	-
Financials	1,553,321,366	1,529,623,972	23,697,394	-
Health Care	519,685,515	493,339,419	26,346,096	-
Industrials	524,086,161	524,086,161	-	-
Information Technology	485,551,080	485,551,080	-	-
Materials	116,328,238	88,965,656	27,362,582	-
Telecommunication Services	340,836,171	340,836,171	-	-
Utilities	212,805,991	212,805,991	-	-
Corporate Bonds	118,121,990	-	118,121,990	-
Money Market Funds	70,661,840	70,661,840	-	-
Total Investments in Securities:	$ 5,940,101,715	$ 5,705,415,221	$ 234,686,494	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 11,592,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	20,789,440
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(32,381,440)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $5,961,555,689. Net unrealized depreciation aggregated $21,453,974, of which $1,213,810,513 related to appreciated investment securities and $1,235,264,487 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Portfolio

September 30, 2009

1.808779.105

VIPGRWT-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.1%
BorgWarner, Inc.	119,200	$ 3,606,992
Johnson Controls, Inc.	24,800	633,888
		4,240,880
Automobiles - 1.9%
Geely Automobile Holdings Ltd.	15,840,000	4,312,568
Harley-Davidson, Inc. (c)	2,829,200	65,071,600
		69,384,168
Diversified Consumer Services - 1.1%
Navitas Ltd.	605,710	1,950,404
Strayer Education, Inc. (c)	179,620	39,099,682
		41,050,086
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. Class B (a)	13,893	1,156,175
Denny's Corp. (a)	430,079	1,144,010
Marriott International, Inc. Class A	269,794	7,443,616
McDonald's Corp.	366,976	20,943,320
Starbucks Corp. (a)	1,118,373	23,094,402
Starwood Hotels & Resorts Worldwide, Inc.	411,900	13,605,057
		67,386,580
Household Durables - 1.0%
Black & Decker Corp.	203,813	9,434,504
Mohawk Industries, Inc. (a)	545,899	26,033,923
		35,468,427
Internet & Catalog Retail - 0.4%
Expedia, Inc. (a)	236,373	5,661,133
Priceline.com, Inc. (a)(c)	57,700	9,567,814
		15,228,947
Media - 0.1%
McGraw-Hill Companies, Inc.	198,110	4,980,485
Multiline Retail - 1.4%
Target Corp.	1,048,124	48,926,428
Specialty Retail - 5.5%
Advance Auto Parts, Inc.	199,200	7,824,576
Best Buy Co., Inc.	552,115	20,715,355
Home Depot, Inc.	521,200	13,884,768
Lowe's Companies, Inc.	3,950,391	82,721,188
O'Reilly Automotive, Inc. (a)	414,998	14,998,028
Ross Stores, Inc.	339,635	16,224,364
Sherwin-Williams Co.	292,598	17,602,696
Tiffany & Co., Inc.	4,914	189,336
TJX Companies, Inc.	616,406	22,899,483
		197,059,794
Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	563,800	18,560,296

	Shares	Value
Fuqi International, Inc. (a)(c)	91,400	$ 2,676,192
Lululemon Athletica, Inc. (a)	629,600	14,323,400
		35,559,888
TOTAL CONSUMER DISCRETIONARY		519,285,683
CONSUMER STAPLES - 5.9%
Beverages - 1.0%
The Coca-Cola Co.	645,841	34,681,662
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	69,600	3,929,616
Walgreen Co.	1,383,750	51,849,113
		55,778,729
Food Products - 0.5%
Bunge Ltd.	288,200	18,044,202
Household Products - 1.5%
Colgate-Palmolive Co.	292,710	22,327,919
Energizer Holdings, Inc. (a)	497,969	33,035,263
		55,363,182
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	226,320	8,391,946
Mead Johnson Nutrition Co. Class A (c)	95,312	4,299,524
Nu Skin Enterprises, Inc. Class A	653,565	12,110,559
		24,802,029
Tobacco - 0.6%
Philip Morris International, Inc.	451,100	21,986,614
TOTAL CONSUMER STAPLES		210,656,418
ENERGY - 4.9%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	755,814	45,046,514
Smith International, Inc.	679,685	19,506,960
Transocean Ltd. (a)	63,100	5,396,943
Weatherford International Ltd. (a)	978,200	20,278,086
		90,228,503
Oil, Gas & Consumable Fuels - 2.4%
Arch Coal, Inc.	404,850	8,959,331
Denbury Resources, Inc. (a)	2,127,501	32,189,090
Range Resources Corp.	397,023	19,597,055
Southwestern Energy Co. (a)	560,474	23,921,030
		84,666,506
TOTAL ENERGY		174,895,009
FINANCIALS - 9.1%
Capital Markets - 1.3%
Charles Schwab Corp.	847,876	16,236,825
Franklin Resources, Inc.	106,800	10,744,080
JMP Group, Inc.	127,100	1,227,786
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	587,200	$ 18,132,736
T. Rowe Price Group, Inc.	31,300	1,430,410
		47,771,837
Commercial Banks - 2.0%
PNC Financial Services Group, Inc.	485,857	23,607,792
Wells Fargo & Co.	1,638,657	46,177,354
		69,785,146
Consumer Finance - 1.4%
American Express Co.	1,486,500	50,392,350
Diversified Financial Services - 3.9%
CME Group, Inc.	51,636	15,913,699
JPMorgan Chase & Co.	2,862,698	125,443,426
		141,357,125
Insurance - 0.2%
Arthur J. Gallagher & Co.	100,900	2,458,933
Hilltop Holdings, Inc. (a)	287,040	3,519,110
		5,978,043
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	258,700	12,254,619
TOTAL FINANCIALS		327,539,120
HEALTH CARE - 12.6%
Biotechnology - 3.8%
3SBio, Inc. sponsored ADR (a)	87,150	958,650
Alexion Pharmaceuticals, Inc. (a)	176,642	7,867,635
Amgen, Inc. (a)	504,463	30,383,806
Biogen Idec, Inc. (a)	331,761	16,760,566
Celgene Corp. (a)	189,435	10,589,417
Cephalon, Inc. (a)	181,595	10,576,093
Dendreon Corp. (a)	208,100	5,824,719
Gilead Sciences, Inc. (a)	487,500	22,707,750
Human Genome Sciences, Inc. (a)	248,700	4,680,534
United Therapeutics Corp. (a)	519,540	25,452,265
Vanda Pharmaceuticals, Inc. (a)	60,300	701,892
		136,503,327
Health Care Equipment & Supplies - 1.9%
Beckman Coulter, Inc.	51,800	3,571,092
C. R. Bard, Inc.	57,800	4,543,658
Covidien PLC	348,196	15,062,959
DENTSPLY International, Inc.	513,814	17,747,136
Edwards Lifesciences Corp. (a)	47,300	3,306,743
HeartWare International, Inc. CDI (a)	579,107	490,453
NuVasive, Inc. (a)(c)	395,251	16,505,682
Orthovita, Inc. (a)	1,573,347	6,906,993
		68,134,716
Health Care Providers & Services - 3.5%
Express Scripts, Inc. (a)	453,305	35,167,402
Henry Schein, Inc. (a)	212,819	11,685,891

	Shares	Value
Medco Health Solutions, Inc. (a)	1,257,006	$ 69,525,002
VCA Antech, Inc. (a)	333,080	8,956,521
		125,334,816
Health Care Technology - 0.3%
HLTH Corp. (a)(c)	718,916	10,503,363
Life Sciences Tools & Services - 1.3%
Illumina, Inc. (a)	577,149	24,528,833
Life Technologies Corp. (a)	260,900	12,144,895
QIAGEN NV (a)	100,300	2,134,384
Sequenom, Inc. (a)(c)	592,652	1,914,266
Techne Corp.	31,056	1,942,553
Thermo Fisher Scientific, Inc. (a)	80,100	3,497,967
		46,162,898
Pharmaceuticals - 1.8%
Cadence Pharmaceuticals, Inc. (a)	336,388	3,720,451
Novo Nordisk AS Series B	585,829	36,678,731
Teva Pharmaceutical Industries Ltd. sponsored ADR	529,000	26,746,240
		67,145,422
TOTAL HEALTH CARE		453,784,542
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	827,107	30,727,025
Precision Castparts Corp.	80,600	8,210,722
United Technologies Corp.	800,900	48,798,837
		87,736,584
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	196,000	11,068,120
Airlines - 0.6%
AirTran Holdings, Inc. (a)	540,636	3,378,975
Hawaiian Holdings, Inc. (a)	447,727	3,698,225
Ryanair Holdings PLC sponsored ADR (a)	534,237	15,514,242
		22,591,442
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	5,800	199,868
USG Corp. (a)(c)	100,900	1,733,462
		1,933,330
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	23,600	1,143,420
Electrical Equipment - 1.6%
AMETEK, Inc.	499,100	17,423,581
China High Speed Transmission Equipment Group Co. Ltd.	1,093,000	2,242,413
First Solar, Inc. (a)(c)	235,200	35,952,672
		55,618,666
Industrial Conglomerates - 0.8%
3M Co.	122,000	9,003,600
Textron, Inc.	1,036,520	19,673,150
		28,676,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 2.0%
Cummins, Inc.	472,234	$ 21,160,806
Danaher Corp.	266,984	17,973,363
Graco, Inc.	137,600	3,834,912
Ingersoll-Rand Co. Ltd.	459,700	14,098,999
PACCAR, Inc.	391,700	14,771,007
		71,839,087
Professional Services - 0.9%
CoStar Group, Inc. (a)(c)	59,500	2,452,590
Dun & Bradstreet Corp.	91,639	6,902,249
Equifax, Inc.	59,900	1,745,486
Heidrick & Struggles International, Inc.	188,926	4,394,419
Korn/Ferry International (a)	965,166	14,081,772
Robert Half International, Inc.	125,500	3,140,010
		32,716,526
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	996,565	13,314,108
Heartland Express, Inc.	202,200	2,911,680
Knight Transportation, Inc.	1,004,125	16,849,218
Old Dominion Freight Lines, Inc. (a)	109,232	3,323,930
Union Pacific Corp.	57,732	3,368,662
		39,767,598
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	42,000	1,625,400
TOTAL INDUSTRIALS		354,716,923
INFORMATION TECHNOLOGY - 38.1%
Communications Equipment - 10.3%
3Com Corp. (a)	343,421	1,796,092
Cisco Systems, Inc. (a)	7,169,799	168,777,064
Juniper Networks, Inc. (a)	1,937,031	52,338,578
QUALCOMM, Inc.	2,861,153	128,694,662
Riverbed Technology, Inc. (a)	847,472	18,610,485
		370,216,881
Computers & Peripherals - 4.1%
Apple, Inc. (a)	607,386	112,591,143
Intermec, Inc. (a)	589,996	8,318,944
Netezza Corp. (a)	2,384,909	26,806,377
		147,716,464
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc. (a)	2,057,991	57,273,890
BYD Co. Ltd. (H Shares) (a)	982,500	8,094,532
Corning, Inc.	798,187	12,220,243
Ingenico SA	107,165	2,979,476
		80,568,141
Internet Software & Services - 6.0%
Baidu.com, Inc. sponsored ADR (a)	49,000	19,161,450
Google, Inc. Class A (a)	238,915	118,466,003
NetEase.com, Inc. sponsored ADR (a)	369,600	16,883,328

	Shares	Value
Tencent Holdings Ltd.	310,200	$ 5,047,254
The Knot, Inc. (a)	685,717	7,488,030
VeriSign, Inc. (a)	1,941,531	45,994,869
WebMD Health Corp. Class A (a)	24,086	797,728
		213,838,662
IT Services - 3.5%
Accenture PLC Class A	187,435	6,985,702
Amdocs Ltd. (a)	649,500	17,458,560
Cognizant Technology Solutions Corp. Class A (a)	125,233	4,841,508
Fidelity National Information Services, Inc.	2,334,603	59,555,723
The Western Union Co.	80,841	1,529,512
Visa, Inc. Class A	519,793	35,922,894
		126,293,899
Semiconductors & Semiconductor Equipment - 7.8%
Aixtron AG	92,172	2,511,378
Analog Devices, Inc.	311,536	8,592,163
Applied Materials, Inc.	653,852	8,761,617
ASML Holding NV (NY Shares)	1,411,300	41,732,141
Avago Technologies Ltd.	361,100	6,163,977
Broadcom Corp. Class A (a)	2,370,378	72,746,901
Marvell Technology Group Ltd. (a)	3,374,157	54,627,602
Maxim Integrated Products, Inc.	853,100	15,475,234
Monolithic Power Systems, Inc. (a)	1,374,083	32,222,246
National Semiconductor Corp.	1,063,817	15,180,669
Omnivision Technologies, Inc. (a)	241,598	3,933,215
Samsung Electronics Co. Ltd.	11,469	7,950,861
Supertex, Inc. (a)	369,966	11,098,980
		280,996,984
Software - 4.2%
Advent Software, Inc. (a)(c)	45,711	1,839,868
BMC Software, Inc. (a)	787,601	29,558,666
ebix.com, Inc. (a)	78,519	4,346,812
Intuit, Inc. (a)	99,200	2,827,200
Nice Systems Ltd. sponsored ADR (a)	527,900	16,069,276
Oracle Corp.	842,100	17,549,364
Rovi Corp. (a)	114,893	3,860,405
Salesforce.com, Inc. (a)	49,358	2,809,951
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	356,900	18,273,280
Solera Holdings, Inc.	133,096	4,140,617
Sourcefire, Inc. (a)	641,675	13,776,762
Taleo Corp. Class A (a)	81,861	1,853,333
VanceInfo Technologies, Inc. ADR (a)	1,732,615	33,682,036
		150,587,570
TOTAL INFORMATION TECHNOLOGY		1,370,218,601
MATERIALS - 2.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	346,800	26,904,744
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.	187,000	$ 8,645,010
FMC Corp.	116,900	6,575,625
Monsanto Co.	59,100	4,574,340
Terra Industries, Inc.	254,706	8,830,657
The Mosaic Co.	358,800	17,247,516
		72,777,892
Metals & Mining - 0.4%
Consolidated Thompson Iron Mines Ltd. (a)	2,487,000	12,754,442
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	74,000	4,022,640
TOTAL MATERIALS		89,554,974
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	426,606	15,528,458
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. Class A (a)	787,000	2,006,850
TOTAL COMMON STOCKS (Cost $3,214,528,795)		3,518,186,578
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (d)	60,025,570	$ 60,025,570
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	96,882,125	96,882,125
TOTAL MONEY MARKET FUNDS (Cost $156,907,695)		156,907,695
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $3,371,436,490)	3,675,094,273
NET OTHER ASSETS - (2.3)%	(82,177,448)
NET ASSETS - 100%	$ 3,592,916,825
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369,138
Fidelity Securities Lending Cash Central Fund	468,717
Total	$ 837,855
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $3,400,374,839. Net unrealized appreciation aggregated $274,719,434, of which $462,456,056 related to appreciated investment securities and $187,736,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
High Income Portfolio

September 30, 2009

1.808795.105

VIPHI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.5%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,840,000	$ 1,671,088
Homebuilding/Real Estate - 0.2%
Ventas, Inc. 3.875% 11/15/11 (e)	2,590,000	2,757,987
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	2,902,600	2,423,584
TOTAL CONVERTIBLE BONDS		6,852,659
Nonconvertible Bonds - 87.9%
Aerospace - 1.0%
BE Aerospace, Inc. 8.5% 7/1/18	1,900,000	1,947,500
Bombardier, Inc.:
6.75% 5/1/12 (e)	1,455,000	1,462,275
7.45% 5/1/34 (e)	1,256,000	1,095,860
Sequa Corp.:
11.75% 12/1/15 (e)	2,085,000	1,636,725
13.5% 12/1/15 pay-in-kind (e)	1,233,653	917,529
TransDigm, Inc. 7.75% 7/15/14 (e)	3,975,000	3,860,719
		10,920,608
Air Transportation - 2.3%
American Airlines, Inc. 10.5% 10/15/12 (e)	1,990,000	2,029,800
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	6,390,000	6,006,600
6.977% 11/23/22	547,909	438,327
8.608% 10/1/12	535,000	492,200
10.375% 7/2/19	1,890,000	2,031,750
AMR Corp. 9% 8/1/12	1,980,000	1,514,700
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	746,591	649,534
7.73% 9/15/12	291,916	274,401
7.875% 7/2/18	977,038	752,319
8.388% 5/1/22	535,214	465,636
9.798% 4/1/21	6,348,344	4,888,225
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	555,000	549,450
8.021% 8/10/22	1,476,029	1,066,431
8.954% 8/10/14	2,035,205	1,536,580

	Principal Amount	Value
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 1,105,421	$ 873,283
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	2,886,295	1,847,229
		25,416,465
Automotive - 3.5%
ArvinMeritor, Inc. 8.125% 9/15/15	3,250,000	2,827,500
Ford Motor Co.:
6.375% 2/1/29	1,475,000	1,084,125
6.625% 10/1/28	2,500,000	1,775,000
7.45% 7/16/31	2,250,000	1,822,500
Ford Motor Credit Co. LLC:
7.25% 10/25/11	9,525,000	9,250,766
7.5% 8/1/12	3,645,000	3,517,425
8% 6/1/14	3,400,000	3,229,796
8% 12/15/16	2,185,000	2,027,169
12% 5/15/15	3,495,000	3,844,500
General Motors Acceptance Corp.:
6.875% 9/15/11	990,000	930,600
6.875% 8/28/12	2,825,000	2,570,750
GMAC LLC 6.625% 5/15/12	435,000	395,850
Tenneco, Inc. 8.625% 11/15/14	1,140,000	1,065,900
The Goodyear Tire & Rubber Co.:
9% 7/1/15	1,525,000	1,570,750
10.5% 5/15/16	2,185,000	2,370,725
TRW Automotive, Inc. 7% 3/15/14 (e)	920,000	837,200
		39,120,556
Banks and Thrifts - 1.5%
Bank of America Corp. 8.125% (g)	1,990,000	1,751,200
Citigroup Capital XXI 8.3% 12/21/77 (g)	1,720,000	1,513,600
Fifth Third Capital Trust IV 6.65% 4/15/37 (g)	2,525,000	1,704,375
GMAC LLC:
6.75% 12/1/14 (e)	5,120,000	4,352,000
6.875% 9/15/11 (e)	2,905,000	2,745,225
8% 11/1/31 (e)	3,515,000	2,829,575
Zions Bancorp 7.75% 9/23/14	2,355,000	2,107,725
		17,003,700
Broadcasting - 0.5%
Clear Channel Communications, Inc. 4.5% 1/15/10	1,060,000	1,007,000
Univision Communications, Inc. 12% 7/1/14 (e)	980,000	1,053,500
UPC Holding BV 9.875% 4/15/18 (e)	3,345,000	3,512,250
		5,572,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 0.2%
Owens Corning:
6.5% 12/1/16	$ 1,250,000	$ 1,219,615
9% 6/15/19	735,000	786,450
		2,006,065
Cable TV - 4.0%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	2,960,000	3,041,400
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	4,330,000	801,050
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (b)	2,915,000	3,279,375
CSC Holdings, Inc.:
6.75% 4/15/12	4,150,000	4,274,500
8.5% 4/15/14 (e)	2,370,000	2,500,350
8.5% 6/15/15 (e)	3,465,000	3,638,250
8.625% 2/15/19 (e)	3,045,000	3,227,700
DISH DBS Corp. 7.875% 9/1/19 (e)	5,750,000	5,771,563
EchoStar Communications Corp.:
6.375% 10/1/11	3,755,000	3,830,100
7% 10/1/13	4,025,000	4,025,000
7.125% 2/1/16	1,670,000	1,657,475
Kabel Deutschland GmbH 10.625% 7/1/14	5,050,000	5,277,250
Videotron Ltd.:
9.125% 4/15/18 (e)	1,680,000	1,814,400
9.125% 4/15/18	1,705,000	1,841,400
		44,979,813
Capital Goods - 1.5%
Case Corp. 7.25% 1/15/16	1,460,000	1,397,950
Case New Holland, Inc. 7.75% 9/1/13 (e)	3,805,000	3,785,975
Leucadia National Corp. 7.125% 3/15/17	2,515,000	2,414,400
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	1,050,000	1,018,500
9.5% 8/1/14 (e)	911,000	874,560
11.75% 8/1/16	1,345,000	1,210,500
Sensus Metering Systems, Inc. 8.625% 12/15/13	4,325,000	4,411,500
Terex Corp. 8% 11/15/17	1,556,000	1,415,960
		16,529,345
Chemicals - 1.3%
Huntsman International LLC 5.5% 6/30/16 (e)	2,845,000	2,418,250
Nalco Co.:
7.75% 11/15/11	1,490,000	1,486,275
8.25% 5/15/17 (e)	2,675,000	2,828,813

	Principal Amount	Value
NOVA Chemicals Corp.:
4.5375% 11/15/13 (g)	$ 5,325,000	$ 4,672,688
6.5% 1/15/12	2,905,000	2,854,163
		14,260,189
Consumer Products - 0.6%
Jostens Holding Corp. 10.25% 12/1/13	3,050,000	3,156,750
Revlon Consumer Products Corp. 9.5% 4/1/11	3,120,000	3,057,600
		6,214,350
Containers - 1.6%
Ball Corp. 7.125% 9/1/16	2,400,000	2,418,000
Berry Plastics Corp. 5.2594% 2/15/15 (g)	1,980,000	1,821,600
BWAY Corp. 10% 4/15/14 (e)	1,630,000	1,719,650
Crown Cork & Seal, Inc.:
7.375% 12/15/26	3,648,000	3,219,360
8% 4/15/23	1,835,000	1,752,425
Greif, Inc. 6.75% 2/1/17	4,770,000	4,698,450
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	2,195,000	2,233,413
		17,862,898
Department Stores - 0.1%
Neiman Marcus Group, Inc. 10.375% 10/15/15	1,120,000	963,200
Diversified Financial Services - 0.4%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (e)	3,055,000	3,154,288
Sprint Capital Corp. 8.75% 3/15/32	1,820,000	1,719,900
		4,874,188
Diversified Media - 3.3%
Affinion Group, Inc.:
10.125% 10/15/13 (e)	1,080,000	1,109,700
11.5% 10/15/15	995,000	1,019,875
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	490,000	463,663
10% 7/15/17 (e)	1,120,000	1,204,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15	750,000	686,250
6.625% 8/15/15	1,435,000	1,334,550
9.75% 4/1/14	1,730,000	1,859,750
Liberty Media Corp.:
5.7% 5/15/13	1,465,000	1,388,088
8.25% 2/1/30	255,000	210,375
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	6,890,000	5,443,100
10% 8/1/14	5,140,000	5,191,400
11.5% 5/1/16	2,275,000	2,411,500
11.625% 2/1/14	6,320,000	6,715,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16	$ 4,565,000	$ 4,359,575
7.75% 3/15/16	3,585,000	3,423,675
		36,820,501
Electric Utilities - 7.3%
AES Corp.:
7.75% 3/1/14	905,000	909,525
7.75% 10/15/15	3,355,000	3,371,775
8% 10/15/17	3,060,000	3,075,300
9.75% 4/15/16 (e)	1,485,000	1,618,650
Aquila, Inc. 11.875% 7/1/12 (g)	2,825,000	3,262,208
Calpine Construction Finance Co. LP 8% 6/1/16 (e)	2,945,000	3,003,900
Dynegy Holdings, Inc. 8.375% 5/1/16	1,515,000	1,393,800
Edison Mission Energy:
7% 5/15/17	2,465,000	2,058,275
7.2% 5/15/19	2,800,000	2,261,000
7.625% 5/15/27	2,465,000	1,737,825
Energy Future Holdings:
10.875% 11/1/17	5,765,000	4,381,400
12% 11/1/17 pay-in-kind (g)	4,567,000	2,826,973
Intergen NV 9% 6/30/17 (e)	3,950,000	4,068,500
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	2,205,000	2,210,513
Mirant Americas Generation LLC:
8.5% 10/1/21	4,175,000	3,590,500
9.125% 5/1/31	1,605,000	1,340,175
NiSource Finance Corp. 10.75% 3/15/16	1,603,000	1,884,650
NRG Energy, Inc.:
7.25% 2/1/14	1,685,000	1,668,150
7.375% 2/1/16	5,525,000	5,331,625
7.375% 1/15/17	6,745,000	6,525,788
NSG Holdings II, LLC 7.75% 12/15/25 (e)	7,850,000	7,025,750
RRI Energy, Inc.:
6.75% 12/15/14	341,000	350,378
7.625% 6/15/14	6,280,000	6,162,250
7.875% 6/15/17	970,000	946,963
Tenaska Alabama Partners LP 7% 6/30/21 (e)	1,899,002	1,709,102
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,115,000	2,973,088
Series B, 10.25% 11/1/15	4,280,000	3,038,800
11.25% 11/1/16 pay-in-kind	5,595,844	3,620,791
		82,347,654

	Principal Amount	Value
Energy - 8.5%
Ashland, Inc. 9.125% 6/1/17 (e)	$ 1,130,000	$ 1,209,100
Berry Petroleum Co. 10.25% 6/1/14	1,005,000	1,055,250
Chesapeake Energy Corp.:
6.5% 8/15/17	5,780,000	5,288,700
6.875% 1/15/16	2,170,000	2,050,650
7.625% 7/15/13	1,445,000	1,445,000
9.5% 2/15/15	8,330,000	8,767,325
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	605,000	601,975
7.75% 5/15/17	1,235,000	1,225,738
9.5% 5/15/16 (e)	2,450,000	2,590,875
Denbury Resources, Inc. 9.75% 3/1/16	3,675,000	3,895,500
Dynegy Holdings, Inc. 8.75% 2/15/12	315,000	321,300
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	3,050,000	3,057,625
Forest Oil Corp.:
7.25% 6/15/19	1,420,000	1,334,800
7.75% 5/1/14	1,780,000	1,735,500
8.5% 2/15/14 (e)	4,380,000	4,412,850
Frontier Oil Corp. 8.5% 9/15/16	2,700,000	2,764,125
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	3,055,000	3,070,275
Hilcorp Energy I LP/Hilcorp Finance Co. 9% 6/1/16 (e)	460,000	456,550
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (e)	2,265,000	2,310,300
Newfield Exploration Co. 7.125% 5/15/18	2,115,000	2,115,000
Parker Drilling Co. 9.625% 10/1/13	1,090,000	1,080,463
Petrohawk Energy Corp.:
7.875% 6/1/15	770,000	758,450
9.125% 7/15/13	5,320,000	5,466,300
10.5% 8/1/14 (e)	725,000	779,375
Petroleum Development Corp. 12% 2/15/18	2,810,000	2,767,850
Pioneer Natural Resources Co. 6.65% 3/15/17	3,365,000	3,196,750
Plains Exploration & Production Co.:
7% 3/15/17	4,230,000	4,039,650
7.625% 6/1/18	1,535,000	1,500,463
10% 3/1/16	3,207,000	3,447,525
Quicksilver Resources, Inc.:
7.125% 4/1/16	2,400,000	2,082,000
9.125% 8/15/19	2,080,000	2,080,000
11.75% 1/1/16	2,250,000	2,480,625
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	435,000	420,863
7.375% 7/15/13	10,075,000	10,175,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
SandRidge Energy, Inc.:
4.2219% 4/1/14 (g)	$ 1,920,000	$ 1,708,800
8.625% 4/1/15 pay-in-kind (g)	460,000	455,400
Southwestern Energy Co. 7.5% 2/1/18	1,640,000	1,664,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (e)	1,895,000	1,989,750
		95,803,052
Entertainment/Film - 0.5%
AMC Entertainment, Inc. 8.75% 6/1/19	2,820,000	2,904,600
Marquee Holdings, Inc. 12% 8/15/14 (d)	745,000	622,075
Regal Cinemas Corp. 8.625% 7/15/19 (e)	2,600,000	2,678,000
		6,204,675
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (e)	1,085,000	1,106,700
Food and Drug Retail - 0.8%
Albertsons, Inc. 7.75% 6/15/26	435,000	387,150
SUPERVALU, Inc.:
7.5% 5/15/12	355,000	365,650
7.5% 11/15/14	2,725,000	2,738,625
8% 5/1/16	3,110,000	3,218,850
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (e)	2,345,000	2,380,175
		9,090,450
Food/Beverage/Tobacco - 2.0%
Constellation Brands, Inc.:
7.25% 9/1/16	2,680,000	2,666,600
8.375% 12/15/14	2,260,000	2,356,050
Dean Foods Co.:
6.9% 10/15/17	4,450,000	4,183,000
7% 6/1/16	2,445,000	2,328,863
Del Monte Corp. 7.5% 10/15/19 (e)	3,090,000	3,120,900
Dole Food Co., Inc. 8% 10/1/16 (e)	2,980,000	2,991,175
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,690,000	3,653,100
Smithfield Foods, Inc. 10% 7/15/14 (e)	1,050,000	1,097,250
		22,396,938
Gaming - 3.3%
Ameristar Casinos, Inc. 9.25% 6/1/14 (e)	2,090,000	2,173,600

	Principal Amount	Value
Chukchansi Economic Development Authority:
4.9125% 11/15/12 (e)(g)	$ 1,010,000	$ 777,700
8% 11/15/13 (e)	3,210,000	2,535,900
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	1,945,000	1,609,488
6.875% 2/15/15	345,000	233,738
7.125% 8/15/14	1,940,000	1,416,200
Park Place Entertainment Corp. 7.875% 3/15/10	905,000	902,738
Penn National Gaming, Inc. 8.75% 8/15/19 (e)	1,435,000	1,431,413
Pinnacle Entertainment, Inc. 8.625% 8/1/17 (e)	2,535,000	2,557,181
Scientific Games Corp.:
7.875% 6/15/16 (e)	3,080,000	3,033,800
9.25% 6/15/19 (e)	1,920,000	2,030,400
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (e)(g)	2,125,000	1,710,625
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	5,055,000	4,675,875
7.25% 5/1/12	2,225,000	2,058,125
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (e)(g)	3,525,000	1,727,250
9.125% 2/1/15 (e)	1,290,000	683,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,590,000	3,410,500
6.625% 12/1/14	4,830,000	4,564,350
		37,532,583
Healthcare - 7.5%
Biomet, Inc.:
10% 10/15/17	2,490,000	2,645,625
10.375% 10/15/17 pay-in-kind (g)	995,000	1,052,213
11.625% 10/15/17	3,490,000	3,804,100
Community Health Systems, Inc. 8.875% 7/15/15	3,820,000	3,915,500
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	8,375,000	8,521,563
HCA, Inc.:
6.5% 2/15/16	6,715,000	5,942,775
7.875% 2/15/20 (e)	1,865,000	1,871,994
8.5% 4/15/19 (e)	2,125,000	2,215,313
9.125% 11/15/14	6,670,000	6,870,100
9.25% 11/15/16	8,519,000	8,753,273
9.625% 11/15/16 pay-in-kind (g)	5,401,000	5,617,040
9.875% 2/15/17 (e)	580,000	614,800
HealthSouth Corp. 10.75% 6/15/16	1,445,000	1,567,825
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (e)	1,030,000	1,001,675
9% 5/15/16	2,875,000	2,857,031
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc. 7% 4/1/14	$ 9,235,000	$ 8,981,038
Psychiatric Solutions, Inc.:
7.75% 7/15/15	80,000	77,000
7.75% 7/15/15 (e)	800,000	754,000
Service Corp. International 7.5% 4/1/27	4,050,000	3,614,625
Tenet Healthcare Corp. 8.875% 7/1/19 (e)	990,000	1,041,975
Valeant Pharmaceuticals International 8.375% 6/15/16 (e)	2,355,000	2,390,325
Ventas Realty LP:
6.5% 6/1/16	1,200,000	1,158,000
6.5% 6/1/16	460,000	443,900
6.625% 10/15/14	2,200,000	2,139,500
Viant Holdings, Inc. 10.125% 7/15/17 (e)	3,679,000	3,458,260
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	2,860,000	2,561,488
		83,870,938
Homebuilding/Real Estate - 2.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	7,420,000	7,141,750
8.125% 6/1/12	8,345,000	8,271,981
D.R. Horton, Inc. 6.5% 4/15/16	1,640,000	1,613,350
KB Home:
5.875% 1/15/15	735,000	698,250
6.25% 6/15/15	1,285,000	1,227,175
Lennar Corp. 12.25% 6/1/17	1,650,000	1,996,500
Ryland Group, Inc. 8.4% 5/15/17	1,910,000	2,024,600
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	830,000	890,175
		23,863,781
Hotels - 1.3%
Host Hotels & Resorts LP 9% 5/15/17 (e)	2,195,000	2,326,700
Host Marriott LP 7.125% 11/1/13	6,900,000	6,813,750
ITT Corp. 7.375% 11/15/15	1,390,000	1,369,150
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	700,000	689,500
7.875% 10/15/14	3,785,000	3,964,788
		15,163,888
Insurance - 0.0%
Unum Group 7.125% 9/30/16	26,000	26,307
Leisure - 1.9%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	890,000	894,450

	Principal Amount	Value
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	$ 1,815,000	$ 1,581,319
11.875% 7/15/15	1,440,000	1,598,400
yankee:
7% 6/15/13	3,985,000	3,795,713
7.25% 6/15/16	1,945,000	1,731,050
7.5% 10/15/27	1,400,000	1,041,250
Speedway Motorsports, Inc. 8.75% 6/1/16 (e)	1,440,000	1,522,800
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	921,440
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	3,125,000	3,125,000
Universal City Florida Holding Co. I/II:
5.2331% 5/1/10 (g)	4,340,000	4,166,400
8.375% 5/1/10	625,000	612,500
		20,990,322
Metals/Mining - 3.3%
Arch Coal, Inc. 8.75% 8/1/16 (e)	1,555,000	1,605,538
Compass Minerals International, Inc. 8% 6/1/19 (e)	2,660,000	2,689,925
Drummond Co., Inc. 7.375% 2/15/16 (e)	7,510,000	6,458,600
FMG Finance Property Ltd. 10% 9/1/13 (e)	3,100,000	3,270,500
Freeport-McMoRan Copper & Gold, Inc.:
4.995% 4/1/15 (g)	3,690,000	3,690,000
8.25% 4/1/15	2,985,000	3,167,831
8.375% 4/1/17	5,595,000	5,979,656
Massey Energy Co. 6.875% 12/15/13	5,595,000	5,399,175
Teck Resources Ltd.:
9.75% 5/15/14	1,465,000	1,607,838
10.25% 5/15/16	1,465,000	1,648,125
10.75% 5/15/19	1,465,000	1,699,400
		37,216,588
Paper - 2.1%
Cascades, Inc. 7.25% 2/15/13	2,175,000	2,131,500
Domtar Corp.:
5.375% 12/1/13	1,045,000	971,850
7.125% 8/15/15	1,425,000	1,389,375
7.875% 10/15/11	60,000	61,200
10.75% 6/1/17	3,665,000	4,104,800
Georgia-Pacific Corp.:
7% 1/15/15 (e)	2,740,000	2,678,350
8.875% 5/15/31	1,435,000	1,449,350
Georgia-Pacific LLC 8.25% 5/1/16 (e)	546,410	566,900
Graphic Packaging International, Inc. 9.5% 6/15/17 (e)	1,675,000	1,771,313
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
NewPage Corp. 11.375% 12/31/14 (e)	$ 3,025,000	$ 2,979,625
Rock-Tenn Co.:
9.25% 3/15/16	1,885,000	2,012,238
9.25% 3/15/16 (e)	525,000	560,438
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	2,615,000	2,719,600
		23,396,539
Publishing/Printing - 0.6%
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	6,010,000	5,702,288
13.25% 7/15/15 (e)	1,600,000	1,500,000
		7,202,288
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	710,000	724,200
Restaurants - 0.5%
Landry's Restaurants, Inc. 14% 8/15/11	1,830,000	1,834,575
Wendy's/Arby's Restaurants LLC 10% 7/15/16 (e)	3,460,000	3,658,950
		5,493,525
Services - 2.2%
ARAMARK Corp.:
3.9831% 2/1/15 (g)	6,455,000	5,599,713
8.5% 2/1/15	3,080,000	3,103,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,135,000	1,900,150
7.75% 5/15/16	2,040,000	1,764,600
FTI Consulting, Inc. 7.625% 6/15/13	2,965,000	2,942,763
Hertz Corp.:
8.875% 1/1/14	3,155,000	3,170,775
10.5% 1/1/16	2,155,000	2,230,425
Iron Mountain, Inc. 8% 6/15/20	1,045,000	1,052,838
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	715,000	679,250
JohnsonDiversey, Inc. 9.625% 5/15/12	870,000	883,050
Rural/Metro Corp. 0% 3/15/16 (c)	965,000	916,750
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	990,000	945,450
		25,188,864
Shipping - 3.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	4,737,000	4,476,465
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	397,813
8.75% 12/1/13	85,000	83,088

	Principal Amount	Value
Ship Finance International Ltd. 8.5% 12/15/13	$ 22,075,000	$ 20,971,221
Teekay Corp. 8.875% 7/15/11	8,373,000	8,613,724
		34,542,311
Specialty Retailing - 0.2%
Ltd. Brands, Inc. 8.5% 6/15/19 (e)	1,265,000	1,321,925
Sally Holdings LLC 9.25% 11/15/14	980,000	1,014,300
		2,336,225
Steels - 0.7%
Steel Dynamics, Inc.:
6.75% 4/1/15	4,030,000	3,848,650
7.375% 11/1/12	2,805,000	2,805,000
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,372,950
		8,026,600
Super Retail - 1.1%
Federated Retail Holdings, Inc. 5.9% 12/1/16	2,455,000	2,249,251
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,925,000	2,008,160
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	1,153,893	962,203
Toys 'R' Us, Inc.:
7.375% 10/15/18	400,000	348,000
7.625% 8/1/11	6,500,000	6,370,000
		11,937,614
Technology - 3.0%
Amkor Technology, Inc.:
7.75% 5/15/13	3,060,000	3,044,700
9.25% 6/1/16	2,180,000	2,229,050
Ceridian Corp. 11.25% 11/15/15	1,835,000	1,646,913
Jabil Circuit, Inc.:
7.75% 7/15/16	2,385,000	2,420,775
8.25% 3/15/18	690,000	700,350
Lucent Technologies, Inc.:
6.45% 3/15/29	4,675,000	3,558,844
6.5% 1/15/28	4,915,000	3,741,544
Seagate Technology HDD Holdings 6.8% 10/1/16	2,485,000	2,261,350
Seagate Technology International 10% 5/1/14 (e)	670,000	725,275
Terremark Worldwide, Inc. 12% 6/15/17 (e)	3,460,000	3,771,400
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,193,388
		33,293,589
Telecommunications - 13.5%
Cincinnati Bell, Inc.:
7.25% 7/15/13	1,115,000	1,082,944
8.25% 10/15/17	2,580,000	2,542,900
8.375% 1/15/14	4,605,000	4,558,950
Citizens Communications Co.:
7.875% 1/15/27	940,000	850,700
9% 8/15/31	2,685,000	2,631,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cleveland Unlimited, Inc. 12% 12/15/10 (e)(g)	$ 1,275,000	$ 1,262,250
Cricket Communications, Inc.:
7.75% 5/15/16 (e)	2,915,000	2,944,150
9.375% 11/1/14	1,020,000	1,035,300
10% 7/15/15	2,590,000	2,667,700
Digicel Group Ltd.:
8.875% 1/15/15 (e)	7,365,000	6,867,863
9.125% 1/15/15 pay-in-kind (e)(g)	2,727,000	2,556,563
9.25% 9/1/12 (e)	6,600,000	6,699,000
12% 4/1/14 (e)	1,430,000	1,594,450
DigitalGlobe, Inc. 10.5% 5/1/14 (e)	1,345,000	1,432,425
Frontier Communications Corp.:
8.125% 10/1/18 (f)	3,690,000	3,713,063
8.25% 5/1/14	1,945,000	2,003,350
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(e)	1,785,000	1,630,920
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	6,995,000	7,344,750
11.5% 6/15/16	1,203,000	1,281,195
Intelsat Ltd.:
6.5% 11/1/13	10,705,000	9,875,363
7.625% 4/15/12	9,280,000	9,024,800
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (e)	585,000	595,238
8.875% 1/15/15	5,180,000	5,270,650
MetroPCS Wireless, Inc.:
9.25% 11/1/14	5,335,000	5,455,038
9.25% 11/1/14	1,755,000	1,785,713
Nextel Communications, Inc.:
5.95% 3/15/14	4,895,000	4,332,075
6.875% 10/31/13	3,945,000	3,658,988
7.375% 8/1/15	3,940,000	3,536,150
NII Capital Corp. 10% 8/15/16 (e)	2,495,000	2,588,563
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	6,100,000	5,825,500
Qwest Capital Funding, Inc. 7.25% 2/15/11	1,715,000	1,715,000
Qwest Communications International, Inc.:
7.5% 2/15/14	900,000	888,750
8% 10/1/15 (e)	3,590,000	3,585,513
Qwest Corp.:
3.549% 6/15/13 (g)	4,530,000	4,235,550
7.5% 10/1/14	1,585,000	1,592,925
7.625% 6/15/15	1,468,000	1,486,350
8.375% 5/1/16 (e)	2,615,000	2,693,450

	Principal Amount	Value
Sprint Capital Corp.:
6.875% 11/15/28	$ 3,265,000	$ 2,726,275
7.625% 1/30/11	1,935,000	1,980,956
8.375% 3/15/12	650,000	671,125
Sprint Nextel Corp.:
6% 12/1/16	7,630,000	6,809,775
8.375% 8/15/17	3,200,000	3,184,000
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	3,145,000	3,239,350
U.S. West Communications:
6.875% 9/15/33	2,155,000	1,745,550
7.5% 6/15/23	1,135,000	981,775
Wind Acquisition Finance SA 11.75% 7/15/17 (e)	4,510,000	5,073,750
Windstream Corp. 7.875% 11/1/17 (e)	2,415,000	2,405,944
		151,663,889
Textiles & Apparel - 0.4%
Hanesbrands, Inc. 4.5925% 12/15/14 (g)	2,760,000	2,401,200
Levi Strauss & Co.:
8.875% 4/1/16	530,000	535,300
9.75% 1/15/15	1,300,000	1,339,000
		4,275,500
TOTAL NONCONVERTIBLE BONDS	986,239,648
TOTAL CORPORATE BONDS (Cost $972,220,994)		993,092,307
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (e)(g) (Cost $62,792)	97,928	73,043
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(i) (Cost $1,974,627)	48,889	320,712
Convertible Preferred Stocks - 0.2%

Electric Utilities - 0.2%
AES Trust III 6.75% (Cost $2,507,572)	51,000	2,261,340
Floating Rate Loans - 6.7%
	Principal Amount	Value
Air Transportation - 0.2%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.4994% 4/30/14 (g)	$ 2,990,704	$ 2,504,715
Automotive - 1.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1952% 12/27/14 (g)	3,692,888	2,825,060
Tranche C, term loan 2.1862% 12/27/15 (g)	2,485,013	1,907,248
Ford Motor Co. term loan 3.494% 12/15/13 (g)	8,040,758	7,075,867
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2% 4/30/14 (g)	915,000	846,375
		12,654,550
Broadcasting - 0.3%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (g)	3,860,000	3,242,400
Cable TV - 0.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (g)	5,061,909	4,783,504
Capital Goods - 0.3%
Dresser, Inc. Tranche 2LN, term loan 5.9938% 5/4/15 pay-in-kind (g)	4,305,000	3,723,825
Chemicals - 0.4%
Chemtura Corp. term loan 10.5% 3/19/10 (g)	3,750,000	3,825,000
Electric Utilities - 0.8%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2463% 3/30/12 (g)	790,333	717,227
term loan 3.2825% 3/30/14 (g)	5,667,763	5,143,495
Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7538% 10/10/14 (g)	965,000	747,875
Tranche B3, term loan 3.7539% 10/10/14 (g)	2,780,369	2,147,835
		8,756,432
Entertainment/Film - 0.3%
Zuffa LLC term loan 2.3125% 6/19/15 (g)	3,503,319	3,223,053
Gaming - 0.7%
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)	2,963,821	1,778,292
Harrah's Entertainment, Inc.:
Tranche B2, term loan 3.5038% 1/28/15 (g)	889,616	718,365
Tranche B3, term loan 3.5% 1/28/15 (g)	1,065,958	858,096

	Principal Amount	Value
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (g)	$ 834,152	$ 692,346
Tranche B, term loan 2.04% 5/23/14 (g)	4,054,499	3,365,234
		7,412,333
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.4963% 4/10/14 (g)	1,776,440	1,545,502
Publishing/Printing - 0.1%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (g)	88,938	20,456
Newsday LLC term loan 10.5% 8/1/13	925,000	960,890
		981,346
Services - 0.2%
Penhall International Corp. term loan 9.995% 4/1/12 pay-in-kind (g)	2,636,940	131,847
ServiceMaster Co.:
term loan 2.777% 7/24/14 (g)	2,104,504	1,873,009
Tranche DD, term loan 2.75% 7/24/14 (g)	209,577	186,524
		2,191,380
Technology - 1.2%
First Data Corp.:
Tranche B1, term loan 2.9993% 9/24/14 (g)	907,684	782,878
Tranche B2, term loan 3.0355% 9/24/14 (g)	852,824	734,495
Tranche B3, term loan 3.0355% 9/24/14 (g)	2,849,504	2,450,573
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (g)	487,752	438,977
Tranche B-A, term loan 2.6866% 10/1/14 (g)	2,107,150	1,896,435
Freescale Semiconductor, Inc. term loan 2.0113% 12/1/13 (g)	2,194,320	1,749,970
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (g)	3,290,428	3,093,003
Tranche 2LN, term loan 6.0325% 6/11/15 (g)	3,190,000	2,759,350
		13,905,681
Telecommunications - 0.2%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (g)	1,262,525	1,215,181
Intelsat Jackson Holdings Ltd. term loan 3.2531% 2/1/14 (g)	830,000	744,925
		1,960,106
Floating Rate Loans - continued
	Principal Amount	Value
Textiles & Apparel - 0.4%
Levi Strauss & Co. term loan 2.5225% 4/4/14 (g)	$ 4,545,000	$ 4,147,313
TOTAL FLOATING RATE LOANS (Cost $75,223,583)		74,857,140
Money Market Funds - 5.1%
Shares
Fidelity Cash Central Fund, 0.25% (h) (Cost $56,940,123)	56,940,123	56,940,123
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,108,929,691)	1,127,544,665
NET OTHER ASSETS - (0.5)%	(5,998,138)
NET ASSETS - 100%	$ 1,121,546,527
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,465,594 or 22.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated Fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the Fund at period end. A complete unaudited listing of the Fund's holdings as of its most recent quarter end is available upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,712 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 147,959
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 320,712	$ -	$ -	$ 320,712
Utilities	2,261,340	-	2,261,340	-
Corporate Bonds	993,092,307	-	993,092,307	-
Commercial Mortgage Securities	73,043	-	-	73,043
Floating Rate Loans	74,857,140	-	74,836,684	20,456
Money Market Funds	56,940,123	56,940,123	-	-
Total Investments in Securities:	$ 1,127,544,665	$ 56,940,123	$ 1,070,190,331	$ 414,211
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 10,627,459
Total Realized Gain (Loss)	(5,468,606)
Total Unrealized Gain (Loss)	3,147,653
Cost of Purchases	378,435
Proceeds of Sales	(5,743,464)
Amortization/Accretion	40,467
Transfers in/out of Level 3	(2,567,733)
Ending Balance	$ 414,211
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 1,653,891

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,102,418,291. Net unrealized appreciation aggregated $25,126,374, of which $69,525,723 related to appreciated investment securities and $44,399,349 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer.

For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Overseas Portfolio

September 30, 2009

1.808774.105

VIPOVRS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Australia - 4.2%
AMP Ltd.	1,043,407	$ 6,001,619
Aristocrat Leisure Ltd.	1,462,937	6,775,666
Australia & New Zealand Banking Group Ltd.	234,901	5,054,331
BHP Billiton Ltd.	367,953	12,135,282
Commonwealth Bank of Australia	227,607	10,391,136
National Australia Bank Ltd.	325,809	8,841,307
Newcrest Mining Ltd.	120,084	3,379,426
Rio Tinto Ltd.	120,780	6,312,147
Seek Ltd.	593,800	2,886,415
Wesfarmers Ltd.	93,194	2,177,895
Westfield Group unit	945,730	11,597,090
TOTAL AUSTRALIA		75,552,314
Austria - 0.4%
Wienerberger AG (a)(c)	316,800	6,536,385
Wienerberger AG rights 9/29/09 (a)	316,800	760,260
TOTAL AUSTRIA		7,296,645
Belgium - 1.6%
Almancora SCA (Certificaten Van Aandelen) (a)	108,400	3,101,055
Anheuser-Busch InBev SA NV	420,093	19,182,403
Fortis (a)	643,200	3,012,764
Hamon & Compagnie International SA	73,974	3,182,437
TOTAL BELGIUM		28,478,659
Bermuda - 0.3%
Clear Media Ltd. (a)	249,000	93,174
Signet Jewelers Ltd. (United Kingdom)	197,365	5,220,999
TOTAL BERMUDA		5,314,173
Brazil - 0.8%
TIM Participacoes SA sponsored ADR (non-vtg.)	303,600	7,468,560
Vivo Participacoes SA sponsored ADR	294,700	7,441,175
TOTAL BRAZIL		14,909,735
Canada - 0.3%
Open Text Corp. (a)	59,700	2,236,868
Suncor Energy, Inc.	106,400	3,717,291
TOTAL CANADA		5,954,159
Cayman Islands - 0.2%
Himax Technologies, Inc. sponsored ADR	503,300	1,675,989
Xinyu Hengdeli Holdings Ltd.	6,150,000	1,698,194
TOTAL CAYMAN ISLANDS		3,374,183
China - 0.8%
Baidu.com, Inc. sponsored ADR (a)	16,400	6,413,220
BYD Co. Ltd. (H Shares) (a)	417,000	3,435,542
China Merchants Bank Co. Ltd. (H Shares)	650	1,449

	Shares	Value
Home Inns & Hotels Management, Inc. sponsored ADR (a)	65,710	$ 1,961,444
Parkson Retail Group Ltd.	1,296,500	1,920,493
TOTAL CHINA		13,732,148
Denmark - 1.5%
Danske Bank AS (a)	96,100	2,517,240
Novo Nordisk AS:
Series B	119,642	7,490,781
Series B sponsored ADR	179,400	11,293,230
Vestas Wind Systems AS (a)	52,200	3,773,611
William Demant Holding AS (a)	30,197	2,243,828
TOTAL DENMARK		27,318,690
Finland - 0.4%
Nokia Corp. sponsored ADR	529,200	7,736,904
France - 11.7%
Accor SA	146,694	8,165,565
Air France KLM (Reg.) (a)	152,900	2,778,833
Alstom SA	96,354	7,031,411
AXA SA	209,420	5,684,497
AXA SA sponsored ADR	158,600	4,290,130
BNP Paribas SA (c)	253,653	20,265,906
BNP Paribas SA rights 10/13/09 (a)(c)	253,653	549,332
CNP Assurances	19,045	1,940,487
Compagnie de St. Gobain	285,159	14,792,334
Credit Agricole SA	251,600	5,257,414
Danone	281,216	16,945,709
Essilor International SA	70,800	4,034,766
Iliad Group SA	28,200	3,177,410
Ingenico SA	246,990	6,866,989
Ipsos SA	113,100	3,509,411
L'Air Liquide SA	34,178	3,888,485
Laurent-Perrier Group	21,000	1,717,768
Michelin CGDE Series B	86,156	6,758,724
Pernod Ricard SA	94,410	7,497,409
Remy Cointreau SA	54,000	2,258,735
Sanofi-Aventis sponsored ADR	205,300	7,585,835
Schneider Electric SA	43,019	4,359,896
Societe Generale Series A	184,236	14,827,590
Total SA:
Series B	286,700	17,040,768
sponsored ADR	249,200	14,767,592
Unibail-Rodamco	48,663	10,108,056
Vallourec SA	36,421	6,171,544
Veolia Environnement	162,797	6,239,004
TOTAL FRANCE		208,511,600
Germany - 10.9%
Aixtron AG	229,400	6,250,381
Allianz AG (Reg.)	77,600	9,684,222
BASF AG	117,800	6,241,762
Bayer AG	134,710	9,333,686
Bayerische Motoren Werke AG (BMW)	241,660	11,651,814
Common Stocks - continued
	Shares	Value
Germany - continued
Commerzbank AG (a)(c)	135,300	$ 1,715,536
Daimler AG	144,800	7,284,888
Daimler AG (Reg.)	130,200	6,550,187
Deutsche Bank AG	112,346	8,624,573
Deutsche Bank AG (NY Shares)	62,000	4,759,740
Deutsche Boerse AG	191,620	15,660,203
Deutsche Post AG	273,501	5,122,739
Deutsche Postbank AG (a)	60,800	2,150,372
Deutsche Telekom AG (Reg.)	277,547	3,791,191
E.ON AG	555,449	23,554,611
HeidelbergCement AG	225,018	14,566,853
HeidelbergCement AG rights 10/7/09 (a)	56,248	302,892
Linde AG	33,339	3,613,990
Metro AG	269,000	15,213,711
Munich Re Group (Reg.)	43,790	6,986,414
Puma AG	19,341	6,422,501
SAP AG	154,842	7,566,927
SAP AG sponsored ADR	47,600	2,326,212
SGL Carbon AG (a)	72,100	2,949,890
Siemens AG (Reg.)	64,422	5,988,510
Vossloh AG	54,200	6,141,040
TOTAL GERMANY		194,454,845
Greece - 0.1%
National Bank of Greece SA (a)	57,970	2,078,274
Hong Kong - 2.7%
China Unicom (Hong Kong) Ltd. sponsored ADR	458,800	6,533,312
Hang Lung Properties Ltd.	2,089,000	7,695,606
Hang Seng Bank Ltd.	131,600	1,896,738
Hong Kong Exchange & Clearing Ltd.	644,100	11,676,910
Hutchison Whampoa Ltd.	1,446,000	10,439,187
Swire Pacific Ltd. (A Shares)	843,000	9,909,329
TOTAL HONG KONG		48,151,082
India - 0.2%
Tata Steel Ltd.	290,000	3,095,014
Indonesia - 0.0%
PT Indosat Tbk sponsored ADR	5,525	154,092
Ireland - 1.2%
CRH PLC	459,799	12,770,197
Kingspan Group PLC (United Kingdom)	398,800	3,653,111
Paddy Power PLC (Ireland)	190,200	5,789,884
TOTAL IRELAND		22,213,192
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	84,800	4,287,488
Italy - 2.9%
Bulgari SpA	1,444,300	11,158,985

	Shares	Value
ENI SpA (c)	260,871	$ 6,518,635
ENI SpA sponsored ADR (c)	117,600	5,862,360
Intesa Sanpaolo SpA	3,187,500	14,097,752
Tod's SpA	43,100	2,945,286
UniCredit SpA	2,714,838	10,606,902
TOTAL ITALY		51,189,920
Japan - 15.7%
Asahi Glass Co. Ltd.	234,000	1,886,209
Canon, Inc.	218,000	8,735,457
Canon, Inc. sponsored ADR	164,500	6,578,355
Citizen Holdings Co. Ltd.	626,100	3,514,720
Denso Corp.	334,800	9,819,814
Eisai Co. Ltd.	136,500	5,126,184
Fanuc Ltd.	60,300	5,386,053
Fuji Media Holdings, Inc.	1,132	1,850,047
Hitachi Ltd.	365,000	1,120,851
Honda Motor Co. Ltd.	439,500	13,348,997
Hoya Corp.	131,100	3,089,082
Japan Retail Fund Investment Corp.	1,057	5,714,286
JFE Holdings, Inc.	123,900	4,237,275
JSR Corp.	121,600	2,484,423
JTEKT Corp.	434,100	5,038,857
Jupiter Telecommunications Co.	3,815	3,689,522
Keyence Corp.	21,800	4,645,059
Konica Minolta Holdings, Inc.	114,000	1,075,995
Mitsubishi Corp.	150,800	3,033,277
Mitsubishi Electric Corp.	1,084,000	8,191,756
Mitsubishi Estate Co. Ltd.	490,000	7,666,322
Mitsubishi UFJ Financial Group, Inc.	2,753,400	14,716,208
Mitsui & Co. Ltd.	393,600	5,121,187
Mitsui Sumitomo Insurance Group Holdings, Inc.	141,900	3,887,620
Mizuho Financial Group, Inc.	2,322,900	4,575,506
Murata Manufacturing Co. Ltd.	98,100	4,632,355
Nippon Telegraph & Telephone Corp.	109,700	5,063,420
Nomura Holdings, Inc.	1,325,200	8,124,206
NTT DoCoMo, Inc.	2,139	3,407,331
Omron Corp.	460,600	8,655,167
ORIX Corp.	25,240	1,533,180
Rakuten, Inc.	10,484	6,979,653
Ricoh Co. Ltd.	650,000	9,441,945
Sharp Corp.	473,000	5,248,586
Shin-Etsu Chemical Co., Ltd.	90,100	5,528,092
SMC Corp.	66,100	8,098,442
Softbank Corp.	85,600	1,876,444
Sony Corp.	98,600	2,889,602
Sony Corp. sponsored ADR	34,500	1,007,400
Sugi Holdings Co. Ltd.	130,700	2,770,257
Sumitomo Corp.	611,100	6,270,409
Sumitomo Metal Industries Ltd.	1,545,000	3,786,078
Sumitomo Mitsui Financial Group, Inc.	394,700	13,682,734
T&D Holdings, Inc.	186,650	5,030,629
Tokio Marine Holdings, Inc.	128,400	3,699,987
Common Stocks - continued
	Shares	Value
Japan - continued
Tokyo Electron Ltd.	68,900	$ 4,381,778
Toyota Motor Corp.	541,100	21,257,114
Toyota Motor Corp. sponsored ADR	105,800	8,312,706
Yahoo! Japan Corp. (c)	12,647	4,285,557
TOTAL JAPAN		280,496,134
Korea (South) - 0.3%
Samsung Electronics Co. Ltd.	8,594	5,957,773
Luxembourg - 0.6%
ArcelorMittal SA (NY Shares) Class A	266,600	9,901,524
Mexico - 0.2%
Cemex SA de CV sponsored ADR	232,400	3,002,608
Netherlands - 2.4%
Aegon NV	308,300	2,617,036
ASML Holding NV (NY Shares)	146,200	4,323,134
Gemalto NV (a)	88,800	4,140,571
ING Groep NV (Certificaten Van Aandelen) unit (a)	309,500	5,557,771
Koninklijke KPN NV	479,407	7,951,687
Koninklijke Philips Electronics NV	325,800	7,947,261
Randstad Holdings NV (a)	116,500	5,031,553
Royal DSM NV	57,600	2,406,368
STMicroelectronics NV	234,200	2,214,566
TOTAL NETHERLANDS		42,189,947
Netherlands Antilles - 0.1%
Schlumberger Ltd.	44,800	2,670,080
Norway - 1.4%
Aker Solutions ASA	344,600	3,880,725
DnB NOR ASA (a)	481,600	5,577,799
Petroleum Geo-Services ASA (a)	374,300	3,651,439
Pronova BioPharma ASA (a)	721,300	2,185,266
StatoilHydro ASA	243,000	5,464,692
StatoilHydro ASA sponsored ADR	175,200	3,949,008
TOTAL NORWAY		24,708,929
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	2,218,776	5,480,732
Oil Search Ltd.	837,360	4,764,738
TOTAL PAPUA NEW GUINEA		10,245,470
Singapore - 0.6%
Singapore Exchange Ltd.	1,011,000	6,041,818
United Overseas Bank Ltd.	390,000	4,644,735
TOTAL SINGAPORE		10,686,553
South Africa - 1.1%
Aspen Pharmacare Holdings Ltd.	565,600	4,657,794
Impala Platinum Holdings Ltd.	246,800	5,750,616
MTN Group Ltd.	521,600	8,483,249
TOTAL SOUTH AFRICA		18,891,659

	Shares	Value
Spain - 4.4%
Banco Bilbao Vizcaya Argentaria SA	404,189	$ 7,200,158
Banco Santander SA	1,321,771	21,351,691
EDP Renovaveis SA (a)	492,400	5,414,775
Iberdrola SA	769,100	7,545,968
Inditex SA	81,000	4,647,455
NH Hoteles SA (a)	1,319,200	8,734,994
Telefonica SA	782,012	21,635,183
Telefonica SA sponsored ADR	25,900	2,147,369
TOTAL SPAIN		78,677,593
Sweden - 0.5%
Nordea Bank AB	188,800	1,901,176
Svenska Handelsbanken AB (A Shares)	98,900	2,525,221
Swedbank AB (A Shares) (c)	181,632	1,732,595
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	203,100	2,035,062
TOTAL SWEDEN		8,194,054
Switzerland - 6.8%
ABB Ltd. sponsored ADR	374,900	7,512,996
Adecco SA (Reg.)	93,720	4,982,846
Compagnie Financiere Richemont SA Series A	281,660	7,957,741
Credit Suisse Group sponsored ADR	117,600	6,544,440
Credit Suisse Group (Reg.)	165,985	9,234,604
Nestle SA (Reg.)	588,893	25,093,371
Panalpina Welttransport Holding AG	46,170	3,813,530
Roche Holding AG (participation certificate)	196,664	31,785,806
Swiss Reinsurance Co. (Reg.)	65,532	2,958,061
UBS AG:
(For. Reg.) (a)	447,317	8,201,123
(NY Shares) (a)	191,543	3,507,152
Zurich Financial Services AG (Reg.)	39,551	9,407,364
TOTAL SWITZERLAND		120,999,034
Taiwan - 0.4%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	874,000	3,505,348
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	407,167	4,462,550
TOTAL TAIWAN		7,967,898
United Kingdom - 22.0%
Anglo American PLC:
ADR	404,400	6,421,872
(United Kingdom)	263,480	8,393,448
AstraZeneca PLC:
(United Kingdom)	53,012	2,377,787
sponsored ADR (c)	149,900	6,738,005
Aviva PLC	519,200	3,718,734
BAE Systems PLC	450,800	2,516,191
Barclays PLC	1,612,200	9,555,916
Barclays PLC Sponsored ADR	214,200	5,063,688
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BG Group PLC	596,700	$ 10,367,429
BHP Billiton PLC	766,229	20,918,566
BP PLC	2,628,406	23,287,891
BP PLC sponsored ADR	99,100	5,275,093
British Land Co. PLC	1,145,978	8,704,387
Cairn Energy PLC (a)	126,300	5,626,338
Carphone Warehouse Group PLC	878,391	2,684,487
Centrica PLC	2,184,600	8,785,531
Debenhams PLC	3,385,200	4,109,581
Diageo PLC	853,233	13,129,101
Hammerson PLC	556,400	3,506,706
Hays PLC	1,754,300	2,916,236
Hikma Pharmaceuticals PLC	223,300	1,673,611
HSBC Holdings PLC:
(United Kingdom) (Reg.)	915,380	10,483,189
sponsored ADR (c)	609,332	34,945,189
Informa PLC	1,431,438	7,207,233
InterContinental Hotel Group PLC	443,064	5,754,072
ITV PLC (a)	6,629,700	4,680,656
Jardine Lloyd Thompson Group PLC	749,505	5,816,333
Johnson Matthey PLC	207,838	4,611,051
Kesa Electricals PLC	5,147,500	11,806,841
Land Securities Group PLC	373,700	3,733,263
Legal & General Group PLC	948,319	1,330,866
Lloyds TSB Group PLC	3,000,344	4,973,193
Man Group PLC	2,183,152	11,557,390
Marks & Spencer Group PLC	1,159,500	6,710,961
Prudential PLC	709,900	6,825,245
Rio Tinto PLC:
(Reg.)	186,315	7,920,963
sponsored ADR (c)	60,400	10,285,516
Royal Bank of Scotland Group PLC	3,404,900	2,881,747
Royal Dutch Shell PLC:
Class A (United Kingdom)	547,000	15,593,583
Class A sponsored ADR	126,800	7,251,692
Class B	236,000	6,556,859
Standard Chartered PLC (United Kingdom)	579,619	14,286,060
Sthree PLC	229,400	949,683
The Restaurant Group PLC	446,300	1,376,796
Vodafone Group PLC	13,676,462	30,728,197

	Shares	Value
William Hill PLC	1,869,858	$ 5,269,221
WPP PLC	733,033	6,305,692
Xstrata PLC	497,900	7,341,655
TOTAL UNITED KINGDOM		392,953,744
United States of America - 2.0%
Apple, Inc. (a)	17,100	3,169,827
Estee Lauder Companies, Inc. Class A	348,100	12,907,548
Google, Inc. Class A (a)	21,600	10,710,360
Philip Morris International, Inc.	86,700	4,225,758
Sohu.com, Inc. (a)(c)	64,100	4,408,798
TOTAL UNITED STATES OF AMERICA		35,422,291
TOTAL COMMON STOCKS (Cost $1,577,831,104)		1,776,768,408
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
ProSiebenSat.1 Media AG (Cost $2,563,634)	292,300	3,143,761
Money Market Funds - 3.5%

Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d) (Cost $62,873,456)	62,873,456	62,873,456
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $1,643,268,194)	1,842,785,625
NET OTHER ASSETS - (3.2)%	(56,476,533)
NET ASSETS - 100%	$ 1,786,309,092
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,815
Fidelity Securities Lending Cash Central Fund	1,535,613
Total	$ 1,575,428
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 392,953,744	$ 282,608,149	$ 110,345,595	$ -
Japan	280,496,134	15,898,461	264,597,673	-
France	208,511,600	185,786,335	22,725,265	-
Germany	197,598,606	155,392,996	42,205,610	-
Switzerland	120,999,034	103,563,307	17,435,727	-
Spain	78,677,593	28,490,561	50,187,032	-
Australia	75,552,314	63,417,032	12,135,282	-
Italy	51,189,920	44,671,285	6,518,635	-
Hong Kong	48,151,082	48,151,082	-	-
Other	325,782,142	301,579,295	24,202,847	-
Money Market Funds	62,873,456	62,873,456	-	-
Total Investments in Securities	$ 1,842,785,625	$ 1,292,431,959	$ 550,353,666	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 37,656,594
Total Realized Gain (Loss)	(19,932,950)
Total Unrealized Gain (Loss)	6,321,965
Cost of Purchases	24,486,542
Proceeds of Sales	(25,210,491)
Amortization/Accretion	-
Transfers in/out of Level 3	(23,321,660)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,665,197,872. Net unrealized appreciation aggregated $177,587,753, of which $350,831,986 related to appreciated investment securities and $173,244,233 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Portfolio

September 30, 2009

1.808786.105

VIPVAL-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 2.2%
Autoliv, Inc.	3,900	$ 131,040
BorgWarner, Inc.	1,900	57,494
Gentex Corp.	11,640	164,706
Johnson Controls, Inc.	27,651	706,760
Modine Manufacturing Co.	1,500	13,905
The Goodyear Tire & Rubber Co. (a)	94,300	1,605,929
TRW Automotive Holdings Corp. (a)	8,700	145,725
		2,825,559
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	4,074	196,431
Fiat SpA (a)	10,121	130,180
Harley-Davidson, Inc.	7,126	163,898
Thor Industries, Inc.	7,833	242,431
Winnebago Industries, Inc.	37,964	558,450
		1,291,390
Diversified Consumer Services - 0.1%
Regis Corp.	6,610	102,455
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	4,900	77,322
Brinker International, Inc.	36,200	569,426
Burger King Holdings, Inc.	21,990	386,804
Carnival Corp. unit	24,100	802,048
Penn National Gaming, Inc. (a)	7,974	220,561
Starwood Hotels & Resorts Worldwide, Inc.	14,200	469,026
Vail Resorts, Inc. (a)	6,300	211,302
WMS Industries, Inc. (a)	13,626	607,175
Wyndham Worldwide Corp.	34,096	556,447
Wynn Macau Ltd. (f)	9,200	11,966
		3,912,077
Household Durables - 4.7%
Black & Decker Corp.	24,197	1,120,079
Ethan Allen Interiors, Inc.	38,105	628,733
Harman International Industries, Inc.	6,000	203,280
KB Home	7,300	121,253
La-Z-Boy, Inc.	16,000	138,400
Leggett & Platt, Inc.	46,400	900,160
Pulte Homes, Inc.	28,957	318,237
The Stanley Works	31,800	1,357,542
Whirlpool Corp.	16,800	1,175,328
		5,963,012
Leisure Equipment & Products - 0.7%
Brunswick Corp.	44,052	527,743
Eastman Kodak Co. (d)	70,800	338,424
Polaris Industries, Inc.	500	20,390
		886,557
Media - 1.1%
Comcast Corp. Class A (special) (non-vtg.)	4,400	70,752

	Shares	Value
Discovery Communications, Inc. Class C (a)	8,590	$ 223,598
DISH Network Corp. Class A (a)	15,300	294,678
Interpublic Group of Companies, Inc. (a)	20,777	156,243
Lamar Advertising Co. Class A (a)	2,543	69,780
Live Nation, Inc. (a)	16,200	132,678
McGraw-Hill Companies, Inc.	1,600	40,224
Virgin Media, Inc.	19,800	275,616
WPP PLC	14,119	121,454
		1,385,023
Multiline Retail - 0.5%
Macy's, Inc.	22,620	413,720
Nordstrom, Inc.	8,487	259,193
		672,913
Specialty Retail - 2.1%
AnnTaylor Stores Corp. (a)	14,577	231,629
AutoZone, Inc. (a)	200	29,244
bebe Stores, Inc.	1,600	11,776
Best Buy Co., Inc.	2,200	82,544
Collective Brands, Inc. (a)	8,000	138,640
Limited Brands, Inc.	8,000	135,920
OfficeMax, Inc.	69,025	868,335
PetSmart, Inc.	4,853	105,553
RadioShack Corp.	4,800	79,536
Sherwin-Williams Co.	1,210	72,794
The Children's Place Retail Stores, Inc. (a)	3,900	116,844
Williams-Sonoma, Inc.	38,017	769,084
		2,641,899
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc. (d)	20,136	99,270
VF Corp.	1,700	123,131
		222,401
TOTAL CONSUMER DISCRETIONARY		19,903,286
CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	6,737	307,627
Carlsberg AS:
Series A	2,675	196,140
Series B	2,400	173,853
Coca-Cola Enterprises, Inc.	3,140	67,227
		744,847
Food & Staples Retailing - 1.0%
Safeway, Inc.	17,500	345,100
SUPERVALU, Inc.	23,900	359,934
Sysco Corp.	16,100	400,085
Winn-Dixie Stores, Inc. (a)	12,487	163,829
		1,268,948
Food Products - 1.7%
Bunge Ltd.	10,800	676,188
ConAgra Foods, Inc.	1,500	32,520
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	13,988	$ 398,938
Marine Harvest ASA (a)	424,000	307,780
Ralcorp Holdings, Inc. (a)	1,700	99,399
Smithfield Foods, Inc. (a)	18,600	256,680
Tyson Foods, Inc. Class A	30,131	380,555
		2,152,060
Household Products - 0.2%
Energizer Holdings, Inc. (a)	3,474	230,465
Personal Products - 1.0%
Avon Products, Inc.	39,100	1,327,836
Tobacco - 0.1%
Lorillard, Inc.	1,900	141,170
TOTAL CONSUMER STAPLES		5,865,326
ENERGY - 9.1%
Energy Equipment & Services - 3.8%
BJ Services Co.	32,240	626,423
ENSCO International, Inc.	8,200	348,828
Exterran Holdings, Inc. (a)	3,200	75,968
Helmerich & Payne, Inc.	14,766	583,700
Nabors Industries Ltd. (a)	23,700	495,330
National Oilwell Varco, Inc. (a)	16,928	730,105
Patterson-UTI Energy, Inc.	42,800	646,280
Pride International, Inc. (a)	5,611	170,799
Seahawk Drilling, Inc. (a)	1,600	49,744
Smith International, Inc.	12,797	367,274
Weatherford International Ltd. (a)	34,966	724,845
		4,819,296
Oil, Gas & Consumable Fuels - 5.3%
Arch Coal, Inc.	3,200	70,816
Cabot Oil & Gas Corp.	15,900	568,425
Canadian Natural Resources Ltd.	6,200	418,739
Chesapeake Energy Corp.	14,500	411,800
Compton Petroleum Corp. (a)	29,400	38,175
EOG Resources, Inc.	9,600	801,696
EXCO Resources, Inc. (a)	24,100	450,429
Iteration Energy Ltd. (a)	29,400	32,957
Marathon Oil Corp.	22,772	726,427
Petrohawk Energy Corp. (a)	23,200	561,672
Plains Exploration & Production Co. (a)	4,800	132,768
Range Resources Corp.	11,300	557,768
SandRidge Energy, Inc. (a)	8,100	104,976
Southwestern Energy Co. (a)	15,100	644,468
Suncor Energy, Inc.	17,500	611,397
Ultra Petroleum Corp. (a)	13,100	641,376
		6,773,889
TOTAL ENERGY		11,593,185

	Shares	Value
FINANCIALS - 23.2%
Capital Markets - 1.7%
Ameriprise Financial, Inc.	8,048	$ 292,384
Bank of New York Mellon Corp.	19,675	570,378
Invesco Ltd.	10,700	243,532
Morgan Stanley	11,460	353,885
Och-Ziff Capital Management Group LLC Class A	11,357	138,215
TD Ameritrade Holding Corp. (a)	26,100	512,082
		2,110,476
Commercial Banks - 7.0%
Associated Banc-Corp.	14,751	168,456
BB&T Corp.	2,900	78,996
Boston Private Financial Holdings, Inc.	11,063	72,020
CapitalSource, Inc.	51,700	224,378
Comerica, Inc.	25,900	768,453
Fifth Third Bancorp	66,100	669,593
Huntington Bancshares, Inc.	132,411	623,656
KeyCorp	115,116	748,254
M&T Bank Corp.	2,200	137,104
Marshall & Ilsley Corp.	41,559	335,381
PNC Financial Services Group, Inc.	32,290	1,568,971
Regions Financial Corp.	3,200	19,872
SVB Financial Group (a)	2,442	105,665
TCF Financial Corp. (d)	21,200	276,448
U.S. Bancorp, Delaware	36,300	793,518
Umpqua Holdings Corp.	16,700	177,020
Wells Fargo & Co.	47,195	1,329,955
Wilmington Trust Corp., Delaware	11,352	161,198
Zions Bancorp (d)	35,304	634,413
		8,893,351
Consumer Finance - 2.3%
American Express Co.	17,277	585,690
Capital One Financial Corp.	47,999	1,714,997
Discover Financial Services	42,139	683,916
		2,984,603
Diversified Financial Services - 2.3%
Bank of America Corp.	72,910	1,233,637
Gimv NV	100	5,369
JPMorgan Chase & Co.	36,986	1,620,727
Moody's Corp.	1,600	32,736
		2,892,469
Insurance - 4.1%
Aon Corp.	3,200	130,208
Arthur J. Gallagher & Co.	9,333	227,445
Everest Re Group Ltd.	6,567	575,926
Lincoln National Corp.	35,268	913,794
Loews Corp.	21,886	749,596
Marsh & McLennan Companies, Inc.	39,800	984,254
MetLife, Inc.	5,400	205,578
PartnerRe Ltd.	7,000	538,580
Unum Group	18,520	397,069
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Validus Holdings Ltd.	7,749	$ 199,924
Willis Group Holdings Ltd.	5,900	166,498
XL Capital Ltd. Class A	6,000	104,760
		5,193,632
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	8,300	451,105
Camden Property Trust (SBI)	9,553	384,986
CBL & Associates Properties, Inc.	9,400	91,180
Corporate Office Properties Trust (SBI)	6,688	246,653
Digital Realty Trust, Inc.	3,508	160,351
Duke Realty LP	24,300	291,843
Essex Property Trust, Inc.	2,300	183,034
Highwoods Properties, Inc. (SBI)	5,170	162,597
Mack-Cali Realty Corp.	5,485	177,330
ProLogis Trust	55,291	659,069
Public Storage	3,400	255,816
Regency Centers Corp.	7,800	288,990
Segro PLC	11,400	66,965
Simon Property Group, Inc.	4,126	286,468
SL Green Realty Corp.	8,100	355,185
The Macerich Co. (d)	12,544	380,460
U-Store-It Trust	3,000	18,750
Ventas, Inc.	13,400	515,900
Vornado Realty Trust	14,650	943,607
		5,920,289
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	15,000	12,030
Avatar Holdings, Inc. (a)	1,500	28,500
Brookfield Properties Corp.	23,500	264,610
CB Richard Ellis Group, Inc. Class A (a)	59,822	702,310
		1,007,450
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (d)	38,300	437,386
TOTAL FINANCIALS		29,439,656
HEALTH CARE - 3.4%
Biotechnology - 0.2%
Biogen Idec, Inc. (a)	800	40,416
Clinical Data, Inc. (a)	1,621	27,022
Dendreon Corp. (a)	2,300	64,377
Genzyme Corp. (a)	700	39,711
GTx, Inc. (a)	3,234	41,395
OREXIGEN Therapeutics, Inc. (a)	7,300	71,905
		284,826
Health Care Equipment & Supplies - 0.6%
Cooper Companies, Inc.	9,967	296,319
Covidien PLC	4,500	194,670
ev3, Inc. (a)	12,738	156,805

	Shares	Value
Hospira, Inc. (a)	1,100	$ 49,060
Orthofix International NV (a)	3,475	102,130
		798,984
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc.	18,647	338,070
CIGNA Corp.	7,600	213,484
Henry Schein, Inc. (a)	10,598	581,936
Humana, Inc. (a)	8,063	300,750
McKesson Corp.	7,800	464,490
Universal Health Services, Inc. Class B	8,542	529,006
VCA Antech, Inc. (a)	9,831	264,356
		2,692,092
Pharmaceuticals - 0.5%
Cadence Pharmaceuticals, Inc. (a)	6,647	73,516
King Pharmaceuticals, Inc. (a)	32,800	353,256
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,552	78,469
ViroPharma, Inc. (a)	9,000	86,580
		591,821
TOTAL HEALTH CARE		4,367,723
INDUSTRIALS - 13.8%
Aerospace & Defense - 0.8%
Heico Corp. Class A	10,417	353,240
Precision Castparts Corp.	5,900	601,033
		954,273
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	12,000	677,640
Airlines - 0.3%
Delta Air Lines, Inc. (a)	32,500	291,200
Hawaiian Holdings, Inc. (a)	3,205	26,473
		317,673
Building Products - 1.6%
Armstrong World Industries, Inc. (a)	100	3,446
Masco Corp.	83,600	1,080,112
Owens Corning (a)	41,475	931,114
		2,014,672
Commercial Services & Supplies - 2.7%
ACCO Brands Corp. (a)	41,321	298,338
Clean Harbors, Inc. (a)	7,900	444,454
Consolidated Graphics, Inc. (a)	12,188	304,091
R.R. Donnelley & Sons Co.	50,917	1,082,495
Republic Services, Inc.	39,590	1,051,906
The Brink's Co.	11,300	304,083
		3,485,367
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	21,245	261,314
Electrical Equipment - 0.9%
Acuity Brands, Inc.	7,400	238,354
Baldor Electric Co.	3,600	98,424
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Cooper Industries PLC Class A	8,577	$ 322,238
Regal-Beloit Corp.	3,700	169,127
SunPower Corp. Class B (a)	9,174	231,460
Zumtobel AG (a)	5,700	104,010
		1,163,613
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	12,400	420,484
Machinery - 2.6%
Albany International Corp. Class A	13,165	255,401
Crane Co.	3,200	82,592
Cummins, Inc.	16,481	738,514
Deere & Co.	7,700	330,484
Eaton Corp.	7,900	447,061
Ingersoll-Rand Co. Ltd.	10,700	328,169
Kennametal, Inc.	11,700	287,937
Navistar International Corp. (a)	12,200	456,524
Oshkosh Co.	4,200	129,906
Pentair, Inc.	9,823	289,975
		3,346,563
Professional Services - 1.3%
Experian PLC	21,072	177,333
IHS, Inc. Class A (a)	5,250	268,433
Manpower, Inc.	9,308	527,857
Monster Worldwide, Inc. (a)	26,541	463,937
MPS Group, Inc. (a)	17,231	181,270
		1,618,830
Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	6,400	85,504
Canadian National Railway Co.	9,200	453,168
Con-way, Inc.	16,850	645,692
CSX Corp.	9,100	380,926
Ryder System, Inc.	21,300	831,978
Union Pacific Corp.	6,200	361,770
		2,759,038
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	3,300	294,888
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	22,561	203,275
TOTAL INDUSTRIALS		17,517,630
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.6%
Motorola, Inc.	86,500	743,035
Computers & Peripherals - 1.2%
Gemalto NV (a)	3,976	185,393
NCR Corp. (a)	62,298	860,958

	Shares	Value
Seagate Technology	20,900	$ 317,889
Western Digital Corp. (a)	4,500	164,385
		1,528,625
Electronic Equipment & Components - 6.0%
Agilent Technologies, Inc. (a)	49,049	1,365,034
Arrow Electronics, Inc. (a)	58,053	1,634,192
Avnet, Inc. (a)	63,977	1,661,483
Corning, Inc.	27,300	417,963
Flextronics International Ltd. (a)	148,900	1,110,794
Itron, Inc. (a)	5,116	328,140
Keyence Corp.	200	42,615
Tyco Electronics Ltd.	47,200	1,051,616
		7,611,837
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	19,238	455,748
Yahoo!, Inc. (a)	10,400	185,224
		640,972
IT Services - 0.7%
Accenture PLC Class A	11,650	434,196
Hewitt Associates, Inc. Class A (a)	2,479	90,310
The Western Union Co.	5,526	104,552
Visa, Inc. Class A	4,564	315,418
		944,476
Office Electronics - 0.9%
Xerox Corp.	151,100	1,169,514
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	62,800	841,520
ASML Holding NV (NY Shares)	37,244	1,101,305
Fairchild Semiconductor International, Inc. (a)	100,900	1,032,207
International Rectifier Corp. (a)	2,700	52,623
KLA-Tencor Corp.	5,500	197,230
Lam Research Corp. (a)	3,400	116,144
Maxim Integrated Products, Inc.	10,800	195,912
Micron Technology, Inc. (a)	65,554	537,543
MKS Instruments, Inc. (a)	16,800	324,072
National Semiconductor Corp.	29,362	418,996
Standard Microsystems Corp. (a)	12,354	286,736
Varian Semiconductor Equipment Associates, Inc. (a)	5,551	182,295
		5,286,583
Software - 0.3%
ANSYS, Inc. (a)	3,900	146,133
BMC Software, Inc. (a)	3,300	123,849
Software AG (Bearer)	700	59,410
		329,392
TOTAL INFORMATION TECHNOLOGY		18,254,434
MATERIALS - 7.2%
Chemicals - 2.6%
Albemarle Corp.	25,926	897,040
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Arkema sponsored ADR	5,620	$ 199,791
Ashland, Inc.	5,500	237,710
Cabot Corp.	4,045	93,480
Calgon Carbon Corp. (a)	16,369	242,752
Celanese Corp. Class A	10,800	270,000
Cytec Industries, Inc.	6,140	199,366
FMC Corp.	7,348	413,325
Solutia, Inc. (a)	24,591	284,764
W.R. Grace & Co. (a)	20,255	440,344
		3,278,572
Construction Materials - 0.9%
HeidelbergCement AG	6,143	397,676
HeidelbergCement AG rights 10/7/09 (a)	903	4,863
Texas Industries, Inc.	4,300	180,557
Vulcan Materials Co. (d)	9,857	532,968
		1,116,064
Containers & Packaging - 1.5%
Ball Corp.	15,200	747,840
Owens-Illinois, Inc. (a)	31,612	1,166,483
		1,914,323
Metals & Mining - 1.8%
Agnico-Eagle Mines Ltd. (Canada)	1,700	114,990
Alcoa, Inc.	24,400	320,128
Barrick Gold Corp.	6,700	253,730
Commercial Metals Co.	16,758	299,968
Eldorado Gold Corp. (a)	7,200	81,786
Goldcorp, Inc.	1,900	76,284
Lihir Gold Ltd. (a)	59,952	148,091
Newcrest Mining Ltd.	10,864	305,737
Newmont Mining Corp.	6,914	304,354
Randgold Resources Ltd. sponsored ADR	5,234	365,752
Steel Dynamics, Inc.	1,000	15,340
		2,286,160
Paper & Forest Products - 0.4%
Weyerhaeuser Co.	15,545	569,724
TOTAL MATERIALS		9,164,843
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Iliad Group SA	372	41,915
Qwest Communications International, Inc.	62,666	238,757
		280,672

	Shares	Value
Wireless Telecommunication Services - 0.5%
Crown Castle International Corp. (a)	4,700	$ 147,392
Sprint Nextel Corp. (a)	112,200	443,190
		590,582
TOTAL TELECOMMUNICATION SERVICES		871,254
UTILITIES - 6.6%
Electric Utilities - 3.6%
Allegheny Energy, Inc.	24,121	639,689
American Electric Power Co., Inc.	24,729	766,352
Entergy Corp.	13,100	1,046,166
Exelon Corp.	7,800	387,036
FirstEnergy Corp.	22,800	1,042,416
Pinnacle West Capital Corp.	21,044	690,664
		4,572,323
Gas Utilities - 0.1%
Energen Corp.	4,400	189,640
Independent Power Producers & Energy Traders - 1.5%
AES Corp.	62,900	932,178
Calpine Corp. (a)	8,908	102,620
Constellation Energy Group, Inc.	12,200	394,914
Dynegy, Inc. Class A (a)	6,500	16,575
NRG Energy, Inc. (a)	14,934	420,989
		1,867,276
Multi-Utilities - 1.4%
PG&E Corp.	17,270	699,262
Sempra Energy	20,600	1,026,086
		1,725,348
TOTAL UTILITIES		8,354,587
TOTAL COMMON STOCKS (Cost $132,391,955)		125,331,924
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00% (Cost $145,000)	2,900	100,418
Convertible Bonds - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (e)	$ 30,000	30,131
Convertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Digital Realty Trust LP 5.5% 4/15/29 (e)	$ 60,000	$ 75,342
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(e)	182,000	120,803
TOTAL FINANCIALS		196,145
INDUSTRIALS - 0.1%
Electrical Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14	50,000	64,835
Industrial Conglomerates - 0.0%
Textron, Inc. 4.5% 5/1/13	30,000	49,106
TOTAL INDUSTRIALS		113,941
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 4.25% 10/15/13	30,000	53,700
MATERIALS - 0.1%
Metals & Mining - 0.1%
Newmont Mining Corp. 3% 2/15/12	50,000	60,065
United States Steel Corp. 4% 5/15/14	60,000	95,100
		155,165
TOTAL CONVERTIBLE BONDS (Cost $359,715)		549,082
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g)	1,154,518	$ 1,154,518
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(g)	1,250,572	1,250,572
TOTAL MONEY MARKET FUNDS (Cost $2,405,090)		2,405,090
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $135,301,760)	128,386,514
NET OTHER ASSETS - (1.1)%	(1,386,213)
NET ASSETS - 100%	$ 127,000,301
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,276 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,632
Fidelity Securities Lending Cash Central Fund	5,449
Total	$ 10,081
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 19,903,286	$ 19,769,866	$ 133,420	$ -
Consumer Staples	5,865,326	5,865,326	-	-
Energy	11,593,185	11,593,185	-	-
Financials	29,540,074	29,439,656	100,418	-
Health Care	4,367,723	4,367,723	-	-
Industrials	17,517,630	17,517,630	-	-
Information Technology	18,254,434	18,211,819	42,615	-
Materials	9,164,843	9,164,843	-	-
Telecommunication Services	871,254	871,254	-	-
Utilities	8,354,587	8,354,587	-	-
Corporate Bonds	549,082	-	549,082	-
Money Market Funds	2,405,090	2,405,090	-	-
Total Investments in Securities:	$ 128,386,514	$ 127,560,979	$ 825,535	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $136,169,262. Net unrealized depreciation aggregated $7,782,748, of which $18,367,629 related to appreciated investment securities and $26,150,377 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009